MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.4%)
Activision Blizzard, Inc.*	2,600	154,648
Alphabet, Inc. Cl A*	1,014	1,178,217
Alphabet, Inc. Cl C*	1,011	1,175,601
AT&T, Inc.	24,718	720,530
CenturyLink, Inc.	3,320	31,407
Charter Communications, Inc. Cl A*	531	231,681
Comcast Corp. Cl A	15,362	528,146
Discovery, Inc. Cl A*	535	10,400
Discovery, Inc. Cl C*	1,135	19,908
DISH Network Corp. Cl A*	866	17,311
Electronic Arts, Inc.*	988	98,968
Facebook, Inc. Cl A*	8,143	1,358,252
Fox Corp. Cl A	1,200	28,356
Fox Corp. Cl B	549	12,561
Interpublic Group of Cos., Inc.	1,312	21,241
Live Nation Entertainment, Inc.*	477	21,685
Netflix, Inc.*	1,483	556,867
News Corp. Cl A	1,315	11,802
News Corp. Cl B	412	3,704
Omnicom Group, Inc.	737	40,461
Take-Two Interactive Software, Inc.*	383	45,428
T-Mobile US, Inc.*	1,071	89,857
Twitter, Inc.*	2,627	64,519
Verizon Communications, Inc.	13,995	751,951
ViacomCBS, Inc. Cl B	1,829	25,624
Walt Disney Co.	6,099	589,163

		7,788,288

CONSUMER DISCRETIONARY (9.5%)
Advance Auto Parts, Inc.	234	21,837
Amazon.com, Inc.*	1,409	2,747,156
Aptiv PLC	864	42,543
AutoZone, Inc.*	81	68,526
Best Buy Co., Inc.	771	43,947
Booking Hldgs., Inc.*	142	191,035
BorgWarner, Inc.	699	17,035
Capri Hldgs. Ltd.*	513	5,535
CarMax, Inc.*	556	29,930
Carnival Corp.	1,355	17,845
Chipotle Mexican Grill, Inc. Cl A*	87	56,933
Darden Restaurants, Inc.	415	22,601
Dollar General Corp.	862	130,171
Dollar Tree, Inc.*	801	58,849
DR Horton, Inc.	1,135	38,590
eBay, Inc.	2,588	77,795
Expedia Group, Inc.	473	26,616
Ford Motor Co.	13,177	63,645
Gap, Inc.	720	5,069
Garmin Ltd.	489	36,655
General Motors Co.	4,255	88,419
Genuine Parts Co.	492	33,126
H&R Block, Inc.	661	9,307
Hanesbrands, Inc.	1,224	9,633
Harley-Davidson, Inc.	522	9,881
Hasbro, Inc.	431	30,838
Hilton Worldwide Hldgs., Inc.	955	65,169

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Home Depot, Inc.	3,691	689,147
Kohl’s Corp.	530	7,733
L Brands, Inc.	786	9,086
Las Vegas Sands Corp.	1,143	48,543
Leggett & Platt, Inc.	445	11,873
Lennar Corp. Cl A	947	36,175
LKQ Corp.*	1,037	21,269
Lowe’s Cos., Inc.	2,594	223,214
Macy’s, Inc.	1,046	5,136
Marriott International, Inc. Cl A	918	68,676
McDonald’s Corp.	2,548	421,312
MGM Resorts International	1,743	20,567
Mohawk Industries, Inc.*	201	15,324
Newell Brands, Inc.	1,289	17,118
NIKE, Inc. Cl B	4,216	348,832
Nordstrom, Inc.	362	5,553
Norwegian Cruise Line Hldgs. Ltd.*	720	7,891
NVR, Inc.*	11	28,260
O’Reilly Automotive, Inc.*	256	77,069
PulteGroup, Inc.	862	19,240
PVH Corp.	251	9,448
Ralph Lauren Corp. Cl A	168	11,227
Ross Stores, Inc.	1,224	106,451
Royal Caribbean Cruises Ltd.	582	18,723
Starbucks Corp.	3,996	262,697
Tapestry, Inc.	934	12,095
Target Corp.	1,715	159,444
Tiffany & Co.	365	47,268
TJX Cos., Inc.	4,103	196,164
Tractor Supply Co.	401	33,905
Ulta Beauty, Inc.*	193	33,910
Under Armour, Inc. Cl A*	637	5,867
Under Armour, Inc. Cl C*	658	5,303
VF Corp.	1,108	59,921
Whirlpool Corp.	214	18,361
Wynn Resorts Ltd.	327	19,682
Yum! Brands, Inc.	1,023	70,106

		7,101,276

CONSUMER STAPLES (7.6%)
Altria Group, Inc.	6,321	244,433
Archer-Daniels-Midland Co.	1,884	66,279
Brown-Forman Corp. Cl B	617	34,250
Campbell Soup Co.	572	26,404
Church & Dwight Co., Inc.	830	53,270
Clorox Co.	425	73,631
Coca-Cola Co.	13,048	577,374
Colgate-Palmolive Co.	2,900	192,444
Conagra Brands, Inc.	1,647	48,323
Constellation Brands, Inc. Cl A	567	81,285
Costco Wholesale Corp.	1,495	426,269
Coty, Inc. Cl A	1,000	5,160
Estee Lauder Cos., Inc. Cl A	753	119,983
General Mills, Inc.	2,045	107,915
Hershey Co.	502	66,515
Hormel Foods Corp.	941	43,888
JM Smucker Co.	386	42,846
Kellogg Co.	843	50,572
Kimberly-Clark Corp.	1,160	148,329
Kraft Heinz Co.	2,107	52,127

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Kroger Co.	2,714	81,746
Lamb Weston Hldgs., Inc.	494	28,207
McCormick & Co., Inc.	418	59,026
Molson Coors Brewing Co. Cl B	636	24,810
Mondelez International, Inc. Cl A	4,872	243,990
Monster Beverage Corp.*	1,292	72,688
PepsiCo, Inc.	4,718	566,632
Philip Morris International, Inc.	5,265	384,134
Procter & Gamble Co.	8,438	928,180
Sysco Corp.	1,726	78,757
Tyson Foods, Inc. Cl A	999	57,812
Walgreens Boots Alliance, Inc.	2,537	116,068
Walmart, Inc.	4,800	545,376

		5,648,723

ENERGY (2.6%)
Apache Corp.	1,272	5,317
Baker Hughes, a GE Co. Cl A	2,199	23,090
Cabot Oil & Gas Corp.	1,380	23,722
Chevron Corp.	6,398	463,599
Concho Resources, Inc.	680	29,138
ConocoPhillips	3,713	114,360
Devon Energy Corp.	1,310	9,052
Diamondback Energy, Inc.	545	14,279
EOG Resources, Inc.	1,969	70,726
Exxon Mobil Corp.	14,317	543,617
Halliburton Co.	2,970	20,345
Helmerich & Payne, Inc.	367	5,744
Hess Corp.	876	29,171
HollyFrontier Corp.	502	12,304
Kinder Morgan, Inc.	6,591	91,747
Marathon Oil Corp.	2,707	8,906
Marathon Petroleum Corp.	2,197	51,893
National Oilwell Varco, Inc.	1,306	12,838
Noble Energy, Inc.	1,618	9,773
Occidental Petroleum Corp.	3,023	35,006
ONEOK, Inc.	1,398	30,490
Phillips 66	1,504	80,690
Pioneer Natural Resources Co.	561	39,354
Schlumberger Ltd.	4,684	63,187
TechnipFMC PLC	1,422	9,584
Valero Energy Corp.	1,390	63,050
Williams Cos., Inc.	4,101	58,029

		1,919,011

FINANCIALS (13.4%)
Aflac, Inc.	2,484	85,052
Allstate Corp.	1,096	100,536
American Express Co.	2,270	194,335
American International Group, Inc.	2,944	71,392
Ameriprise Financial, Inc.	429	43,964
Aon PLC	792	130,712
Arthur J. Gallagher & Co.	631	51,433
Assurant, Inc.	205	21,338
Bank of America Corp.	27,394	581,575
Bank of New York Mellon Corp.	2,840	95,651
Berkshire Hathaway, Inc. Cl B*	6,619	1,210,152
BlackRock, Inc. Cl A	399	175,548
Capital One Financial Corp.	1,576	79,462
Cboe Global Markets, Inc.	375	33,469
Charles Schwab Corp.	3,869	130,076

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Chubb Ltd.	1,534	171,332
Cincinnati Financial Corp.	514	38,781
Citigroup, Inc.	7,387	311,140
Citizens Financial Group, Inc.	1,471	27,669
CME Group, Inc. Cl A	1,213	209,740
Comerica, Inc.	488	14,318
Discover Financial Svcs.	1,061	37,846
E*TRADE Financial Corp.	764	26,220
Everest Re Group Ltd.	138	26,554
Fifth Third Bancorp	2,401	35,655
First Republic Bank	570	46,900
Franklin Resources, Inc.	944	15,755
Globe Life, Inc.	337	24,254
Goldman Sachs Group, Inc.	1,078	166,648
Hartford Financial Svcs. Group, Inc.	1,220	42,993
Huntington Bancshares, Inc.	3,495	28,694
Intercontinental Exchange, Inc.	1,884	152,133
Invesco Ltd.	1,259	11,432
iShares Core S&P 500 ETF	8,139	2,103,118
JPMorgan Chase & Co.	10,613	955,488
KeyCorp	3,333	34,563
Lincoln National Corp.	671	17,661
Loews Corp.	866	30,163
M&T Bank Corp.	447	46,233
MarketAxess Hldgs., Inc.	128	42,569
Marsh & McLennan Cos., Inc.	1,708	147,674
MetLife, Inc.	2,645	80,858
Moody’s Corp.	549	116,113
Morgan Stanley	3,952	134,368
MSCI, Inc. Cl A	287	82,931
Nasdaq, Inc.	388	36,841
Northern Trust Corp.	717	54,105
People’s United Financial, Inc.	1,503	16,608
PNC Financial Svcs. Group, Inc.	1,483	141,953
Principal Financial Group, Inc.	874	27,391
Progressive Corp.	1,978	146,055
Prudential Financial, Inc.	1,360	70,910
Raymond James Financial, Inc.	418	26,418
Regions Financial Corp.	3,264	29,278
S&P Global, Inc.	827	202,656
State Street Corp.	1,230	65,522
SVB Financial Group*	174	26,288
Synchrony Financial	1,929	31,038
T. Rowe Price Group, Inc.	791	77,241
Travelers Cos., Inc.	873	86,733
Truist Financial Corp.	4,538	139,952
U.S. Bancorp	4,809	165,670
Unum Group	698	10,477
Wells Fargo & Co.	13,023	373,760
Willis Towers Watson PLC	435	73,885
WR Berkley Corp.	491	25,615
Zions Bancorporation	577	15,440

		10,028,334

HEALTH CARE (14.9%)
Abbott Laboratories	5,980	471,882
AbbVie, Inc.	5,004	381,255
ABIOMED, Inc.*	153	22,209
Agilent Technologies, Inc.	1,047	74,986
Alexion Pharmaceuticals, Inc.*	749	67,253

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Align Technology, Inc.*	243	42,270
Allergan PLC	1,111	196,758
AmerisourceBergen Corp. Cl A	509	45,046
Amgen, Inc.	2,011	407,690
Anthem, Inc.	858	194,800
Baxter International, Inc.	1,728	140,296
Becton Dickinson & Co.	915	210,240
Biogen, Inc.*	611	193,308
Boston Scientific Corp.*	4,716	153,883
Bristol-Myers Squibb Co.	7,932	442,130
Cardinal Health, Inc.	990	47,461
Centene Corp.*	1,922	114,186
Cerner Corp.	1,063	66,958
Cigna Corp.	1,264	223,956
Cooper Cos., Inc.	168	46,313
CVS Health Corp.	4,402	261,171
Danaher Corp.	2,163	299,381
DaVita, Inc.*	303	23,046
DENTSPLY SIRONA, Inc.	753	29,239
Edwards Lifesciences Corp.*	706	133,166
Eli Lilly & Co.	2,859	396,600
Gilead Sciences, Inc.	4,281	320,048
HCA Healthcare, Inc.	895	80,416
Henry Schein, Inc.*	497	25,108
Hologic, Inc.*	907	31,836
Humana, Inc.	448	140,681
IDEXX Laboratories, Inc.*	290	70,250
Illumina, Inc.*	497	135,741
Incyte Corp.*	605	44,304
Intuitive Surgical, Inc.*	391	193,627
IQVIA Hldgs., Inc.*	611	65,902
Johnson & Johnson	8,906	1,167,844
Laboratory Corp. of America Hldgs.*	329	41,582
McKesson Corp.	549	74,258
Medtronic PLC	4,536	409,056
Merck & Co., Inc.	8,615	662,838
Mettler-Toledo International, Inc.*	82	56,622
Mylan NV*	1,746	26,033
PerkinElmer, Inc.	376	28,305
Perrigo Co. PLC	461	22,169
Pfizer, Inc.	18,726	611,217
Quest Diagnostics, Inc.	456	36,617
Regeneron Pharmaceuticals, Inc.*	270	131,838
ResMed, Inc.	487	71,730
STERIS PLC	287	40,171
Stryker Corp.	1,090	181,474
Teleflex, Inc.	157	45,979
Thermo Fisher Scientific, Inc.	1,357	384,845
UnitedHealth Group, Inc.	3,206	799,512
Universal Health Svcs., Inc. Cl B	272	26,950
Varian Medical Systems, Inc.*	308	31,619
Vertex Pharmaceuticals, Inc.*	870	207,017
Waters Corp.*	218	39,687
Zimmer Biomet Hldgs., Inc.	696	70,352

Zoetis, Inc. Cl A	1,612	189,716

		11,150,827

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

INDUSTRIALS (8.0%)
3M Co.	1,946	265,648
Alaska Air Group, Inc.	417	11,872
Allegion PLC	314	28,894
American Airlines Group, Inc.	1,319	16,079
AMETEK, Inc.	774	55,743
AO Smith Corp.	464	17,544
Arconic, Inc.	1,311	21,055
Boeing Co.	1,809	269,794
Caterpillar, Inc.	1,870	216,995
CH Robinson Worldwide, Inc.	458	30,320
Cintas Corp.	284	49,194
Copart, Inc.*	692	47,416
CSX Corp.	2,631	150,756
Cummins, Inc.	518	70,096
Deere & Co.	1,065	147,140
Delta Air Lines, Inc.	1,948	55,576
Dover Corp.	492	41,298
Eaton Corp. PLC	1,399	108,688
Emerson Electric Co.	2,061	98,207
Equifax, Inc.	410	48,974
Expeditors International of Washington, Inc.	576	38,431
Fastenal Co.	1,941	60,656
FedEx Corp.	812	98,463
Flowserve Corp.	443	10,583
Fortive Corp.	1,000	55,190
Fortune Brands Home & Security, Inc.	471	20,371
General Dynamics Corp.	793	104,922
General Electric Co.	29,552	234,643
Honeywell International, Inc.	2,418	323,504
Huntington Ingalls Industries, Inc.	138	25,145
IDEX Corp.	257	35,494
IHS Markit Ltd.	1,357	81,420
Illinois Tool Works, Inc.	990	140,699
Ingersoll Rand, Inc.*	1,180	29,264
Jacobs Engineering Group, Inc.	458	36,306
JB Hunt Transport Svcs., Inc.	289	26,654
Johnson Controls International PLC	2,610	70,366
Kansas City Southern	335	42,605
L-3 Harris Technologies, Inc.	748	134,730
Lockheed Martin Corp.	840	284,718
Masco Corp.	961	33,222
Nielsen Hldgs. PLC	1,204	15,098
Norfolk Southern Corp.	882	128,772
Northrop Grumman Corp.	530	160,352
Old Dominion Freight Line, Inc.	324	42,528
PACCAR, Inc.	1,170	71,522
Parker-Hannifin Corp.	435	56,433
Pentair PLC	569	16,933
Quanta Svcs., Inc.	481	15,262
Raytheon Co.	942	123,543
Republic Svcs., Inc. Cl A	713	53,518
Robert Half International, Inc.	398	15,025
Rockwell Automation, Inc.	391	59,006
Rollins, Inc.	476	17,203
Roper Technologies, Inc.	352	109,757
Snap-on, Inc.	186	20,241
Southwest Airlines Co.	1,603	57,083
Stanley Black & Decker, Inc.	514	51,400
Textron, Inc.	772	20,589
Trane Technologies PLC	811	66,980
TransDigm Group, Inc.	169	54,112

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Union Pacific Corp.	2,349	331,303
United Airlines Hldgs., Inc.*	736	23,221
United Parcel Svc., Inc. Cl B	2,371	221,499
United Rentals, Inc.*	254	26,137
United Technologies Corp.	2,745	258,936
Verisk Analytics, Inc. Cl A	554	77,217
Waste Management, Inc.	1,321	122,272
Westinghouse Air Brake Technologies Corp.	616	29,648
WW Grainger, Inc.	148	36,778
Xylem, Inc.	609	39,664

		5,960,707

INFORMATION TECHNOLOGY (24.7%)
Accenture PLC Cl A	2,149	350,846
Adobe, Inc.*	1,638	521,277
Advanced Micro Devices, Inc.*	3,956	179,919
Akamai Technologies, Inc.*	547	50,045
Alliance Data Systems Corp.	139	4,677
Amphenol Corp. Cl A	1,003	73,099
Analog Devices, Inc.	1,246	111,704
ANSYS, Inc.*	290	67,416
Apple, Inc.	14,133	3,593,881
Applied Materials, Inc.	3,126	143,233
Arista Networks, Inc.*	184	37,269
Autodesk, Inc.*	745	116,294
Automatic Data Processing, Inc.	1,464	200,100
Broadcom, Inc.	1,342	318,188
Broadridge Financial Solutions, Inc.	388	36,794
Cadence Design Systems, Inc.*	949	62,672
CDW Corp.	486	45,329
Cisco Systems, Inc.	14,355	564,295
Citrix Systems, Inc.	388	54,921
Cognizant Technology Solutions Corp. Cl A	1,853	86,109
Corning, Inc.	2,602	53,445
DXC Technology Co.	866	11,301
F5 Networks, Inc.*	206	21,966
Fidelity National Information Svcs., Inc.	2,080	253,011
Fiserv, Inc.*	1,933	183,616
FleetCor Technologies, Inc.*	294	54,843
FLIR Systems, Inc.	454	14,478
Fortinet, Inc.*	480	48,562
Gartner, Inc.*	303	30,170
Global Payments, Inc.	1,017	146,682
Hewlett Packard Enterprise Co.	4,379	42,520
HP, Inc.	5,014	87,043
Intel Corp.	14,719	796,592
International Business Machines Corp.	2,997	332,457
Intuit, Inc.	881	202,630
IPG Photonics Corp.*	120	13,234
Jack Henry & Associates, Inc.	260	40,362
Juniper Networks, Inc.	1,133	21,686
Keysight Technologies, Inc.*	635	53,137
KLA Corp.	534	76,757
Lam Research Corp.	491	117,840
Leidos Hldgs., Inc.	450	41,242
Mastercard, Inc. Cl A	3,004	725,646
Maxim Integrated Products, Inc.	916	44,527
Microchip Technology, Inc.	809	54,850
Micron Technology, Inc.*	3,746	157,557
Microsoft Corp.	25,814	4,071,126

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Motorola Solutions, Inc.	580	77,094
NetApp, Inc.	772	32,185
NortonLifeLock, Inc.	1,940	36,297
NVIDIA Corp.	2,071	545,916
Oracle Corp.	7,331	354,307
Paychex, Inc.	1,078	67,828
Paycom Software, Inc.*	165	33,332
PayPal Hldgs., Inc.*	3,973	380,375
Qorvo, Inc.*	393	31,688
QUALCOMM, Inc.	3,864	261,400
Salesforce.com, Inc.*	3,001	432,084
Seagate Technology PLC	782	38,162
ServiceNow, Inc.*	638	182,838
Skyworks Solutions, Inc.	577	51,572
Synopsys, Inc.*	509	65,554
TE Connectivity Ltd.	1,132	71,293
Texas Instruments, Inc.	3,163	316,079
VeriSign, Inc.*	350	63,031
Visa, Inc. Cl A	5,792	933,207
Western Digital Corp.	1,006	41,870
Western Union Co.	1,419	25,726
Xerox Hldgs. Corp.	629	11,913
Xilinx, Inc.	851	66,327
Zebra Technologies Corp. Cl A*	182	33,415

		18,468,841

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	746	148,909
Albemarle Corp.	359	20,237
Amcor PLC	5,482	44,514
Avery Dennison Corp.	283	28,829
Ball Corp.	1,107	71,579
Celanese Corp. Cl A	409	30,016
CF Industries Hldgs., Inc.	736	20,019
Corteva, Inc.	2,532	59,502
Dow, Inc.	2,509	73,363
DuPont de Nemours, Inc.	2,507	85,489
Eastman Chemical Co.	460	21,427
Ecolab, Inc.	849	132,300
FMC Corp.	439	35,862
Freeport-McMoRan, Inc.	4,910	33,142
International Flavors & Fragrances, Inc.	361	36,851
International Paper Co.	1,327	41,309
Linde PLC	1,818	314,514
LyondellBasell Industries NV Cl A	869	43,128
Martin Marietta Materials, Inc.	211	39,928
Mosaic Co.	1,183	12,800
Newmont Goldcorp Corp.	2,774	125,607
Nucor Corp.	1,026	36,956
Packaging Corp. of America	320	27,786
PPG Industries, Inc.	800	66,880
Sealed Air Corp.	523	12,923
Sherwin-Williams Co.	278	127,747
Vulcan Materials Co.	448	48,415
WestRock Co.	873	24,671

		1,764,703

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	415	56,880
American Tower Corp.	1,499	326,407
Apartment Investment & Management Co. Cl A	504	17,716

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

AvalonBay Communities, Inc.	473	69,611
Boston Properties, Inc.	487	44,916
CBRE Group, Inc. Cl A*	1,133	42,725
Crown Castle International Corp.	1,407	203,171
Digital Realty Trust, Inc.	888	123,352
Duke Realty Corp.	1,244	40,281
Equinix, Inc.	289	180,501
Equity Residential	1,181	72,879
Essex Property Trust, Inc.	224	49,334
Extra Space Storage, Inc.	438	41,943
Federal Realty Investment Trust	238	17,757
Healthpeak Properties, Inc.	1,675	39,949
Host Hotels & Resorts, Inc.	2,427	26,794
Iron Mountain, Inc.	972	23,134
Kimco Realty Corp.	1,429	13,818
Mid-America Apartment Communities, Inc.	386	39,769
Prologis, Inc.	2,500	200,925
Public Storage	508	100,894
Realty Income Corp.	1,160	57,838
Regency Centers Corp.	567	21,790
SBA Communications Corp. Cl A	381	102,858
Simon Property Group, Inc.	1,038	56,945
SL Green Realty Corp.	276	11,896
UDR, Inc.	992	36,248
Ventas, Inc.	1,261	33,795
Vornado Realty Trust	536	19,408
Welltower, Inc.	1,373	62,856
Weyerhaeuser Co.	2,521	42,731

		2,179,121

UTILITIES (3.5%)
AES Corp.	2,246	30,546
Alliant Energy Corp.	813	39,260
Ameren Corp.	833	60,667
American Electric Power Co., Inc.	1,671	133,647
American Water Works Co., Inc.	612	73,171
Atmos Energy Corp.	404	40,089
CenterPoint Energy, Inc.	1,699	26,250
CMS Energy Corp.	960	56,400
Consolidated Edison, Inc.	1,125	87,750
Dominion Energy, Inc.	2,785	201,049
DTE Energy Co.	650	61,731
Duke Energy Corp.	2,467	199,531
Edison International	1,213	66,460
Entergy Corp.	674	63,336
Evergy, Inc.	771	42,444
Eversource Energy	1,096	85,718
Exelon Corp.	3,289	121,068
FirstEnergy Corp.	1,828	73,248
NextEra Energy, Inc.	1,654	397,985
NiSource, Inc.	1,264	31,562
NRG Energy, Inc.	851	23,198
Pinnacle West Capital Corp.	380	28,800
PPL Corp.	2,608	64,365
Public Svc. Enterprise Group, Inc.	1,711	76,841
Sempra Energy	954	107,792
Southern Co.	3,549	192,143
WEC Energy Group, Inc.	1,067	94,035
Xcel Energy, Inc.	1,774	106,972

		2,586,058

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $94,582,987) 99.9%		74,595,889

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.15	04/01/20	77,558	77,558

TOTAL TEMPORARY CASH INVESTMENT (Cost: $77,558) 0.1%				77,558

TOTAL INVESTMENTS (Cost: $94,660,545) 100.0%				74,673,447

OTHER NET ASSETS 0.0% (1)				13,956

NET ASSETS 100.0%				$74,687,403

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.5%)
Activision Blizzard, Inc.*	234	13,918
Alphabet, Inc. Cl A*	91	105,737
Alphabet, Inc. Cl C*	91	105,816
AT&T, Inc.	2,244	65,413
CenturyLink, Inc.	296	2,800
Charter Communications, Inc. Cl A*	47	20,507
Comcast Corp. Cl A	1,437	49,404
Discovery, Inc. Cl A*	47	914
Discovery, Inc. Cl C*	98	1,719
DISH Network Corp. Cl A*	73	1,459
Electronic Arts, Inc.*	89	8,915
Facebook, Inc. Cl A*	732	122,098
Fox Corp. Cl A	108	2,552
Fox Corp. Cl B	50	1,144
Interpublic Group of Cos., Inc.	113	1,829
Live Nation Entertainment, Inc.*	40	1,819
Netflix, Inc.*	137	51,444
News Corp. Cl A	118	1,059
News Corp. Cl B	38	342
Omnicom Group, Inc.	66	3,623
Take-Two Interactive Software, Inc.*	35	4,151
T-Mobile US, Inc.*	98	8,222
Twitter, Inc.*	241	5,919
Verizon Communications, Inc.	1,330	71,461
ViacomCBS, Inc. Cl B	156	2,186
Walt Disney Co.	522	50,425

		704,876

CONSUMER DISCRETIONARY (5.8%)
Advance Auto Parts, Inc.	21	1,960
Amazon.com, Inc.*	130	253,464
Aptiv PLC	75	3,693
AutoZone, Inc.*	7	5,922
Best Buy Co., Inc.	65	3,705
Booking Hldgs., Inc.*	13	17,489
BorgWarner, Inc.	63	1,535
Capri Hldgs. Ltd.*	41	442
CarMax, Inc.*	47	2,530
Carnival Corp.	109	1,436
Chipotle Mexican Grill, Inc. Cl A*	8	5,235
Darden Restaurants, Inc.	31	1,688
Dollar General Corp.	79	11,930
Dollar Tree, Inc.*	72	5,290
DR Horton, Inc.	96	3,264
eBay, Inc.	233	7,004
Expedia Group, Inc.	41	2,307
Ford Motor Co.	1,128	5,448
Gap, Inc.	59	415
Garmin Ltd.	43	3,223
General Motors Co.	363	7,543
Genuine Parts Co.	43	2,895
H&R Block, Inc.	57	803
Hanesbrands, Inc.	108	850
Harley-Davidson, Inc.	44	833
Hasbro, Inc.	37	2,647
Hilton Worldwide Hldgs., Inc.	80	5,459
Home Depot, Inc.	313	58,440
Kohl’s Corp.	42	613
L Brands, Inc.	63	728
Las Vegas Sands Corp.	100	4,247

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Leggett & Platt, Inc.	38	1,014
Lennar Corp. Cl A	79	3,018
LKQ Corp.*	86	1,764
Lowe’s Cos., Inc.	224	19,275
Macy’s, Inc.	92	452
Marriott International, Inc. Cl A	77	5,760
McDonald’s Corp.	215	35,550
MGM Resorts International	136	1,605
Mohawk Industries, Inc.*	17	1,296
Newell Brands, Inc.	110	1,461
NIKE, Inc. Cl B	366	30,283
Nordstrom, Inc.	30	460
Norwegian Cruise Line Hldgs. Ltd.*	54	592
NVR, Inc.*	1	2,569
O’Reilly Automotive, Inc.*	21	6,322
PulteGroup, Inc.	71	1,584
PVH Corp.	21	790
Ralph Lauren Corp. Cl A	15	1,003
Ross Stores, Inc.	104	9,045
Royal Caribbean Cruises Ltd.	46	1,480
Starbucks Corp.	335	22,023
Tapestry, Inc.	75	971
Target Corp.	158	14,689
Tiffany & Co.	33	4,274
TJX Cos., Inc.	348	16,638
Tractor Supply Co.	36	3,044
Ulta Beauty, Inc.*	16	2,811
Under Armour, Inc. Cl A*	55	507
Under Armour, Inc. Cl C*	57	459
VF Corp.	96	5,192
Whirlpool Corp.	16	1,373
Wynn Resorts Ltd.	26	1,565
Yum! Brands, Inc.	86	5,894

		627,801

CONSUMER STAPLES (4.7%)
Altria Group, Inc.	578	22,351
Archer-Daniels-Midland Co.	169	5,946
Brown-Forman Corp. Cl B	56	3,109
Campbell Soup Co.	52	2,400
Church & Dwight Co., Inc.	77	4,942
Clorox Co.	39	6,757
Coca-Cola Co.	1,145	50,666
Colgate-Palmolive Co.	260	17,253
Conagra Brands, Inc.	148	4,342
Constellation Brands, Inc. Cl A	50	7,168
Costco Wholesale Corp.	138	39,348
Coty, Inc. Cl A	82	423
Estee Lauder Cos., Inc. Cl A	68	10,835
General Mills, Inc.	184	9,710
Hershey Co.	44	5,830
Hormel Foods Corp.	85	3,965
JM Smucker Co.	35	3,885
Kellogg Co.	76	4,559
Kimberly-Clark Corp.	109	13,938
Kraft Heinz Co.	184	4,552
Kroger Co.	262	7,891
Lamb Weston Hldgs., Inc.	41	2,341
McCormick & Co., Inc.	38	5,366
Molson Coors Brewing Co. Cl B	54	2,107
Mondelez International, Inc. Cl A	428	21,434
Monster Beverage Corp.*	116	6,526
PepsiCo, Inc.	421	50,562
Philip Morris International, Inc.	473	34,510

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Procter & Gamble Co.	776	85,360
Sysco Corp.	142	6,479
Tyson Foods, Inc. Cl A	85	4,919
Walgreens Boots Alliance, Inc.	234	10,706
Walmart, Inc.	453	51,470

		511,650

ENERGY (1.5%)
Apache Corp.	104	435
Baker Hughes, a GE Co. Cl A	190	1,995
Cabot Oil & Gas Corp.	123	2,114
Chevron Corp.	518	37,534
Concho Resources, Inc.	62	2,657
ConocoPhillips	304	9,363
Devon Energy Corp.	114	788
Diamondback Energy, Inc.	45	1,179
EOG Resources, Inc.	173	6,214
Exxon Mobil Corp.	1,260	47,842
Halliburton Co.	228	1,562
Helmerich & Payne, Inc.	30	469
Hess Corp.	76	2,531
HollyFrontier Corp.	46	1,127
Kinder Morgan, Inc.	586	8,157
Marathon Oil Corp.	242	796
Marathon Petroleum Corp.	188	4,441
National Oilwell Varco, Inc.	111	1,091
Noble Energy, Inc.	138	833
Occidental Petroleum Corp.	274	3,173
ONEOK, Inc.	126	2,748
Phillips 66	135	7,243
Pioneer Natural Resources Co.	50	3,507
Schlumberger Ltd.	404	5,450
TechnipFMC PLC	127	856
Valero Energy Corp.	121	5,489
Williams Cos., Inc.	364	5,151

		164,745

FINANCIALS (8.2%)
Aflac, Inc.	217	7,430
Allstate Corp.	96	8,806
American Express Co.	197	16,865
American International Group, Inc.	248	6,014
Ameriprise Financial, Inc.	39	3,997
Aon PLC	71	11,718
Arthur J. Gallagher & Co.	56	4,565
Assurant, Inc.	19	1,978
Bank of America Corp.	2,408	51,122
Bank of New York Mellon Corp.	244	8,218
Berkshire Hathaway, Inc. Cl B*	587	107,321
BlackRock, Inc. Cl A	35	15,399
Capital One Financial Corp.	132	6,656
Cboe Global Markets, Inc.	34	3,034
Charles Schwab Corp.	344	11,565
Chubb Ltd.	135	15,078
Cincinnati Financial Corp.	46	3,471
Citigroup, Inc.	642	27,041
Citizens Financial Group, Inc.	127	2,389
CME Group, Inc. Cl A	107	18,501
Comerica, Inc.	42	1,232
Discover Financial Svcs.	85	3,032
E*TRADE Financial Corp.	66	2,265
Everest Re Group Ltd.	12	2,309
Fifth Third Bancorp	199	2,955
First Republic Bank	51	4,196
Franklin Resources, Inc.	85	1,419

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Globe Life, Inc.	30	2,159
Goldman Sachs Group, Inc.	93	14,377
Hartford Financial Svcs. Group, Inc.	105	3,700
Huntington Bancshares, Inc.	311	2,553
Intercontinental Exchange, Inc.	164	13,243
Invesco Ltd.	110	999
iShares Core S&P 500 ETF	747	193,025
JPMorgan Chase & Co.	934	84,088
KeyCorp	281	2,914
Lincoln National Corp.	55	1,448
Loews Corp.	76	2,647
M&T Bank Corp.	40	4,137
MarketAxess Hldgs., Inc.	12	3,991
Marsh & McLennan Cos., Inc.	151	13,055
MetLife, Inc.	230	7,031
Moody’s Corp.	47	9,940
Morgan Stanley	351	11,934
MSCI, Inc. Cl A	26	7,513
Nasdaq, Inc.	34	3,228
Northern Trust Corp.	62	4,679
People’s United Financial, Inc.	134	1,481
PNC Financial Svcs. Group, Inc.	130	12,444
Principal Financial Group, Inc.	74	2,319
Progressive Corp.	174	12,848
Prudential Financial, Inc.	114	5,944
Raymond James Financial, Inc.	38	2,402
Regions Financial Corp.	281	2,521
S&P Global, Inc.	73	17,889
State Street Corp.	107	5,700
SVB Financial Group*	16	2,417
Synchrony Financial	158	2,542
T. Rowe Price Group, Inc.	71	6,933
Travelers Cos., Inc.	81	8,047
Truist Financial Corp.	405	12,490
U.S. Bancorp	432	14,882
Unum Group	57	856
Wells Fargo & Co.	1,155	33,148
Willis Towers Watson PLC	38	6,454
WR Berkley Corp.	43	2,243
Zions Bancorporation	52	1,392

		890,189

HEALTH CARE (9.3%)
Abbott Laboratories	533	42,059
AbbVie, Inc.	438	33,371
ABIOMED, Inc.*	14	2,032
Agilent Technologies, Inc.	94	6,732
Alexion Pharmaceuticals, Inc.*	68	6,106
Align Technology, Inc.*	21	3,653
Allergan PLC	102	18,064
AmerisourceBergen Corp. Cl A	46	4,071
Amgen, Inc.	180	36,491
Anthem, Inc.	75	17,028
Baxter International, Inc.	157	12,747
Becton Dickinson & Co.	82	18,841
Biogen, Inc.*	55	17,401
Boston Scientific Corp.*	418	13,639
Bristol-Myers Squibb Co.	712	39,687
Cardinal Health, Inc.	89	4,267
Centene Corp.*	179	10,634
Cerner Corp.	95	5,984
Cigna Corp.	111	19,667
Cooper Cos., Inc.	15	4,135
CVS Health Corp.	401	23,791

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Danaher Corp.	194	26,852
DaVita, Inc.*	28	2,130
DENTSPLY SIRONA, Inc.	67	2,602
Edwards Lifesciences Corp.*	61	11,506
Eli Lilly & Co.	261	36,206
Gilead Sciences, Inc.	396	29,605
HCA Healthcare, Inc.	76	6,828
Henry Schein, Inc.*	43	2,172
Hologic, Inc.*	82	2,878
Humana, Inc.	40	12,561
IDEXX Laboratories, Inc.*	25	6,056
Illumina, Inc.*	45	12,290
Incyte Corp.*	54	3,955
Intuitive Surgical, Inc.*	33	16,342
IQVIA Hldgs., Inc.*	53	5,717
Johnson & Johnson	798	104,642
Laboratory Corp. of America Hldgs.*	30	3,792
McKesson Corp.	49	6,628
Medtronic PLC	392	35,351
Merck & Co., Inc.	782	60,167
Mettler-Toledo International, Inc.*	8	5,524
Mylan NV*	157	2,341
PerkinElmer, Inc.	34	2,560
Perrigo Co. PLC	41	1,972
Pfizer, Inc.	1,709	55,782
Quest Diagnostics, Inc.	41	3,292
Regeneron Pharmaceuticals, Inc.*	25	12,207
ResMed, Inc.	43	6,333
STERIS PLC	26	3,639
Stryker Corp.	95	15,817
Teleflex, Inc.	14	4,100
Thermo Fisher Scientific, Inc.	119	33,748
UnitedHealth Group, Inc.	289	72,071
Universal Health Svcs., Inc. Cl B	24	2,378
Varian Medical Systems, Inc.*	28	2,874
Vertex Pharmaceuticals, Inc.*	76	18,084
Waters Corp.*	19	3,459
Zimmer Biomet Hldgs., Inc.	60	6,065
Zoetis, Inc. Cl A	140	16,476

		997,402

INDUSTRIALS (4.8%)
3M Co.	175	23,889
Alaska Air Group, Inc.	33	939
Allegion PLC	27	2,484
American Airlines Group, Inc.	108	1,316
AMETEK, Inc.	64	4,610
AO Smith Corp.	42	1,588
Arconic, Inc.	111	1,783
Boeing Co.	145	21,625
Caterpillar, Inc.	165	19,147
CH Robinson Worldwide, Inc.	42	2,780
Cintas Corp.	26	4,504
Copart, Inc.*	59	4,042
CSX Corp.	229	13,122
Cummins, Inc.	43	5,819
Deere & Co.	94	12,987
Delta Air Lines, Inc.	162	4,622
Dover Corp.	42	3,525
Eaton Corp. PLC	119	9,245
Emerson Electric Co.	177	8,434
Equifax, Inc.	37	4,420
Expeditors International of Washington, Inc.	51	3,403
Fastenal Co.	172	5,375

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FedEx Corp.	72	8,731
Flowserve Corp.	38	908
Fortive Corp.	88	4,857
Fortune Brands Home & Security, Inc.	40	1,730
General Dynamics Corp.	69	9,129
General Electric Co.	2,578	20,469
Honeywell International, Inc.	212	28,364
Huntington Ingalls Industries, Inc.	13	2,369
IDEX Corp.	24	3,315
IHS Markit Ltd.	90	5,400
Illinois Tool Works, Inc.	85	12,080
Ingersoll Rand, Inc.*	102	2,530
Jacobs Engineering Group, Inc.	40	3,171
JB Hunt Transport Svcs., Inc.	26	2,398
Johnson Controls International PLC	228	6,147
Kansas City Southern	29	3,688
L-3 Harris Technologies, Inc.	68	12,248
Lockheed Martin Corp.	75	25,421
Masco Corp.	82	2,835
Nielsen Hldgs. PLC	106	1,329
Norfolk Southern Corp.	76	11,096
Northrop Grumman Corp.	48	14,522
Old Dominion Freight Line, Inc.	28	3,675
PACCAR, Inc.	103	6,296
Parker-Hannifin Corp.	35	4,540
Pentair PLC	49	1,458
Quanta Svcs., Inc.	42	1,332
Raytheon Co.	79	10,361
Republic Svcs., Inc. Cl A	63	4,729
Robert Half International, Inc.	34	1,283
Rockwell Automation, Inc.	32	4,829
Rollins, Inc.	42	1,518
Roper Technologies, Inc.	31	9,666
Snap-on, Inc.	17	1,850
Southwest Airlines Co.	137	4,879
Stanley Black & Decker, Inc.	42	4,200
Textron, Inc.	67	1,787
Trane Technologies PLC	71	5,864
TransDigm Group, Inc.	14	4,483
Union Pacific Corp.	208	29,336
United Airlines Hldgs., Inc.*	58	1,830
United Parcel Svc., Inc. Cl B	215	20,085
United Rentals, Inc.*	21	2,161
United Technologies Corp.	225	21,224
Verisk Analytics, Inc. Cl A	49	6,830
Waste Management, Inc.	119	11,014
Westinghouse Air Brake Technologies Corp.	52	2,503
WW Grainger, Inc.	14	3,479
Xylem, Inc.	53	3,452

		517,060

INFORMATION TECHNOLOGY (15.1%)
Accenture PLC Cl A	187	30,530
Adobe, Inc.*	147	46,781
Advanced Micro Devices, Inc.*	341	15,509
Akamai Technologies, Inc.*	50	4,574
Alliance Data Systems Corp.	12	404
Amphenol Corp. Cl A	88	6,413
Analog Devices, Inc.	112	10,041
ANSYS, Inc.*	27	6,277
Apple, Inc.	1,255	319,134
Applied Materials, Inc.	267	12,234
Arista Networks, Inc.*	16	3,241
Autodesk, Inc.*	67	10,459

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Automatic Data Processing, Inc.	128	17,495
Broadcom, Inc.	115	27,266
Broadridge Financial Solutions, Inc.	35	3,319
Cadence Design Systems, Inc.*	83	5,481
CDW Corp.	43	4,011
Cisco Systems, Inc.	1,284	50,474
Citrix Systems, Inc.	37	5,237
Cognizant Technology Solutions Corp. Cl A	159	7,389
Corning, Inc.	233	4,786
DXC Technology Co.	67	874
F5 Networks, Inc.*	18	1,919
Fidelity National Information Svcs., Inc.	174	21,165
Fiserv, Inc.*	167	15,863
FleetCor Technologies, Inc.*	25	4,663
FLIR Systems, Inc.	40	1,276
Fortinet, Inc.*	41	4,148
Gartner, Inc.*	27	2,688
Global Payments, Inc.	86	12,404
Hewlett Packard Enterprise Co.	373	3,622
HP, Inc.	437	7,586
Intel Corp.	1,301	70,410
International Business Machines Corp.	258	28,620
Intuit, Inc.	77	17,710
IPG Photonics Corp.*	11	1,213
Jack Henry & Associates, Inc.	23	3,571
Juniper Networks, Inc.	98	1,876
Keysight Technologies, Inc.*	57	4,770
KLA Corp.	46	6,612
Lam Research Corp.	42	10,080
Leidos Hldgs., Inc.	39	3,574
Mastercard, Inc. Cl A	248	59,907
Maxim Integrated Products, Inc.	83	4,035
Microchip Technology, Inc.	71	4,814
Micron Technology, Inc.*	316	13,291
Microsoft Corp.	2,317	365,414
Motorola Solutions, Inc.	51	6,779
NetApp, Inc.	68	2,835
NortonLifeLock, Inc.	180	3,368
NVIDIA Corp.	171	45,076
Oracle Corp.	649	31,366
Paychex, Inc.	94	5,914
Paycom Software, Inc.*	15	3,030
PayPal Hldgs., Inc.*	343	32,839
Qorvo, Inc.*	36	2,903
QUALCOMM, Inc.	343	23,204
Salesforce.com, Inc.*	264	38,011
Seagate Technology PLC	70	3,416
ServiceNow, Inc.*	55	15,762
Skyworks Solutions, Inc.	50	4,469
Synopsys, Inc.*	44	5,667
TE Connectivity Ltd.	97	6,109
Texas Instruments, Inc.	285	28,480
VeriSign, Inc.*	30	5,403
Visa, Inc. Cl A	490	78,949
Western Digital Corp.	85	3,538
Western Union Co.	128	2,321
Xerox Hldgs. Corp.	54	1,023
Xilinx, Inc.	76	5,923
Zebra Technologies Corp. Cl A*	17	3,121

		1,622,666

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	68	13,574
Albemarle Corp.	31	1,747

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Amcor PLC	466	3,784
Avery Dennison Corp.	26	2,649
Ball Corp.	96	6,207
Celanese Corp. Cl A	36	2,642
CF Industries Hldgs., Inc.	66	1,795
Corteva, Inc.	227	5,334
Dow, Inc.	220	6,433
DuPont de Nemours, Inc.	215	7,332
Eastman Chemical Co.	40	1,863
Ecolab, Inc.	72	11,220
FMC Corp.	38	3,104
Freeport-McMoRan, Inc.	380	2,565
International Flavors & Fragrances, Inc.	33	3,369
International Paper Co.	121	3,767
Linde PLC	161	27,853
LyondellBasell Industries NV Cl A	76	3,772
Martin Marietta Materials, Inc.	19	3,595
Mosaic Co.	99	1,071
Newmont Corp.	245	11,093
Nucor Corp.	87	3,134
Packaging Corp. of America	29	2,518
PPG Industries, Inc.	70	5,852
Sealed Air Corp.	47	1,161
Sherwin-Williams Co.	24	11,029
Vulcan Materials Co.	39	4,215
WestRock Co.	76	2,148

		154,826

REAL ESTATE (1.8%)
Alexandria Real Estate Equities, Inc.	38	5,208
American Tower Corp.	135	29,396
Apartment Investment & Management Co. Cl A	46	1,617
AvalonBay Communities, Inc.	43	6,328
Boston Properties, Inc.	44	4,058
CBRE Group, Inc. Cl A*	96	3,620
Crown Castle International Corp.	130	18,772
Digital Realty Trust, Inc.	83	11,529
Duke Realty Corp.	112	3,627
Equinix, Inc.	26	16,239
Equity Residential	107	6,603
Essex Property Trust, Inc.	21	4,625
Extra Space Storage, Inc.	40	3,830
Federal Realty Investment Trust	22	1,641
Healthpeak Properties, Inc.	148	3,530
Host Hotels & Resorts, Inc.	202	2,230
Iron Mountain, Inc.	86	2,047
Kimco Realty Corp.	125	1,209
Mid-America Apartment Communities, Inc.	35	3,606
Prologis, Inc.	218	17,521
Public Storage	47	9,335
Realty Income Corp.	102	5,086
Regency Centers Corp.	50	1,921
SBA Communications Corp. Cl A	34	9,179
Simon Property Group, Inc.	88	4,828
SL Green Realty Corp.	25	1,077
UDR, Inc.	89	3,252
Ventas, Inc.	107	2,868
Vornado Realty Trust	46	1,666
Welltower, Inc.	120	5,494
Weyerhaeuser Co.	218	3,695

		195,637

UTILITIES (2.1%)
AES Corp.	190	2,584
Alliant Energy Corp.	74	3,574

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Ameren Corp.	75	5,462
American Electric Power Co., Inc.	153	12,237
American Water Works Co., Inc.	56	6,695
Atmos Energy Corp.	37	3,672
CenterPoint Energy, Inc.	145	2,240
CMS Energy Corp.	87	5,111
Consolidated Edison, Inc.	102	7,956
Dominion Energy, Inc.	245	17,687
DTE Energy Co.	56	5,318
Duke Energy Corp.	220	17,794
Edison International	106	5,808
Entergy Corp.	60	5,638
Evergy, Inc.	68	3,743
Eversource Energy	102	7,977
Exelon Corp.	282	10,380
FirstEnergy Corp.	162	6,491
NextEra Energy, Inc.	148	35,612
NiSource, Inc.	117	2,922
NRG Energy, Inc.	72	1,963
Pinnacle West Capital Corp.	34	2,577
PPL Corp.	222	5,479
Public Svc. Enterprise Group, Inc.	149	6,692
Sempra Energy	86	9,717
Southern Co.	314	17,000
WEC Energy Group, Inc.	98	8,637
Xcel Energy, Inc.	160	9,648

		230,614

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $8,340,458 ) 61.2%		6,617,466

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.9%)
Cardlytics, Inc.*	61	2,133
Cogent Communications Hldgs., Inc.	103	8,443
Discovery, Inc. Cl A*	185	3,596
Discovery, Inc. Cl C*	1,036	18,171
ORBCOMM, Inc.*	1,322	3,226
Shenandoah Telecommunications Co.	283	13,938
Take-Two Interactive Software, Inc.*	83	9,845
TEGNA, Inc.	844	9,166
ViacomCBS, Inc. Cl B	166	2,325
World Wrestling Entertainment, Inc. Cl A	67	2,273
Zynga, Inc. Cl A*	2,865	19,625

		92,741

CONSUMER DISCRETIONARY (2.9%)
AutoZone, Inc.*	34	28,764
Bloomin’ Brands, Inc.	1,848	13,195
BorgWarner, Inc.	312	7,604
Bright Horizons Family Solutions, Inc.*	122	12,444
Caleres, Inc.	644	3,349
Capri Hldgs. Ltd.*	631	6,809
Chegg, Inc.*	241	8,623
Dave & Buster’s Entertainment, Inc.	812	10,621
Dollar General Corp.	62	9,362
Eldorado Resorts, Inc.*	358	5,155
Etsy, Inc.*	104	3,998
Five Below, Inc.*	345	24,281
Foot Locker, Inc.	121	2,668
Fox Factory Hldg. Corp.*	68	2,856

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Grand Canyon Education, Inc.*	59	4,501
Haverty Furniture Cos., Inc.	361	4,292
Hilton Grand Vacations, Inc.*	167	2,633
Johnson Outdoors, Inc. Cl A	30	1,881
Lithia Motors, Inc. Cl A	222	18,157
Marriott Vacations Worldwide Corp.	428	23,788
Meritage Homes Corp.*	70	2,556
NVR, Inc.*	4	10,276
Playa Hotels & Resorts NV*	765	1,339
Ralph Lauren Corp. Cl A	202	13,499
Red Rock Resorts, Inc. Cl A	695	5,942
Skyline Champion Corp.*	337	5,284
Sonic Automotive, Inc. Cl A	513	6,813
Sonos, Inc.*	471	3,994
Steven Madden Ltd.	516	11,987
Taylor Morrison Home Corp. Cl A*	166	1,826
Thor Industries, Inc.	216	9,111
Tractor Supply Co.	241	20,376
Williams-Sonoma, Inc.	421	17,901
ZAGG, Inc.*	1,544	4,802

		310,687

CONSUMER STAPLES (1.1%)
Church & Dwight Co., Inc.	361	23,169
Constellation Brands, Inc. Cl A	267	38,277
Crimson Wine Group Ltd.*	1,846	10,790
Freshpet, Inc.*	161	10,283
Ingredion, Inc.	50	3,775
JM Smucker Co.	67	7,437
Tyson Foods, Inc. Cl A	67	3,877
Vector Group Ltd.	757	7,131
WD-40 Co.	47	9,440

		114,179

ENERGY (0.5%)
Baker Hughes Co. Cl A	187	1,963
Cheniere Energy, Inc.*	287	9,615
CrossAmerica Partners LP*	334	2,692
Devon Energy Corp.	541	3,738
Hess Corp.	82	2,730
Kosmos Energy Ltd.	3,575	3,202
Matrix Svc. Co.*	353	3,343
MPLX LP	216	2,510
Noble Energy, Inc.	805	4,863
PBF Energy, Inc. Cl A	1,417	10,032
PDC Energy, Inc.*	192	1,192
ProPetro Hldg. Corp.*	730	1,825
Williams Cos., Inc.	817	11,560

		59,265

FINANCIALS (5.1%)
American Equity Investment Life Hldg. Co.	578	10,866
American Financial Group, Inc.	131	9,180
Ameriprise Financial, Inc.	178	18,241
Argo Group International Hldgs. Ltd.	209	7,746
Associated Banc-Corp.	509	6,510
BancFirst Corp.	365	12,180
Bank of Marin Bancorp	186	5,580
BankUnited, Inc.	105	1,963
Banner Corp.	339	11,201
Blackstone Mortgage Trust, Inc. Cl A	218	4,059
Brookline Bancorp, Inc.	1,300	14,664
Brown & Brown, Inc.	391	14,162
Bryn Mawr Bank Corp.	371	10,529
Cboe Global Markets, Inc.	117	10,443
Citizens Financial Group, Inc.	97	1,824

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Columbia Banking System, Inc.	193	5,172
Dime Community Bancshares, Inc.	628	8,610
Discover Financial Svcs.	310	11,058
Ellington Financial, Inc.	1,140	6,509
Enterprise Financial Svcs. Corp.	374	10,438
Essent Group Ltd.	550	14,487
Everest Re Group Ltd.	73	14,047
Fifth Third Bancorp	958	14,226
First Interstate BancSystem, Inc. Cl A	512	14,766
First Merchants Corp.	157	4,159
First Republic Bank	131	10,779
Flushing Financial Corp.	449	5,999
Great Southern Bancorp, Inc.	162	6,545
Hartford Financial Svcs. Group, Inc.	508	17,902
Heritage Commerce Corp.	785	6,021
Houlihan Lokey, Inc. Cl A	182	9,486
IBERIABANK Corp.	135	4,882
Investors Bancorp, Inc.	577	4,610
iShares Micro-Cap ETF	69	4,625
KeyCorp	689	7,145
Lincoln National Corp.	107	2,816
M&T Bank Corp.	156	16,135
Marlin Business Svcs. Corp.	601	6,713
Moelis & Co. Cl A	333	9,357
National Bank Hldgs. Corp. Cl A	174	4,159
Northfield Bancorp, Inc.	775	8,672
Peoples Bancorp, Inc.	321	7,110
Primerica, Inc.	162	14,334
Progressive Corp.	181	13,365
Raymond James Financial, Inc.	115	7,268
Reinsurance Group of America, Inc. Cl A	78	6,563
RLI Corp.	86	7,562
Safety Insurance Group, Inc.	43	3,631
Selective Insurance Group, Inc.	452	22,464
Starwood Property Trust, Inc.	1,418	14,535
Sterling Bancorp	302	3,156
Stifel Financial Corp.	139	5,738
Stock Yards Bancorp, Inc.	764	22,103
SVB Financial Group*	18	2,720
Synchrony Financial	107	1,722
TriCo Bancshares	254	7,574
UMB Financial Corp.	177	8,209
Voya Financial, Inc.	522	21,167
Webster Financial Corp.	259	5,931
Wintrust Financial Corp.	62	2,037
Zions Bancorporation	225	6,021

		551,676

HEALTH CARE (5.3%)
ABIOMED, Inc.*	27	3,920
Acadia Healthcare Co., Inc.*	239	4,386
ACADIA Pharmaceuticals, Inc.*	241	10,182
Acceleron Pharma, Inc.*	114	10,245
Agilent Technologies, Inc.	308	22,059
Alnylam Pharmaceuticals, Inc.*	46	5,007
Amicus Therapeutics, Inc.*	456	4,213
Arrowhead Pharmaceuticals, Inc.*	121	3,481
Biohaven Pharmaceutical Hldg. Co. Ltd.*	107	3,641
Blueprint Medicines Corp.*	97	5,673
Boston Scientific Corp.*	36	1,175
CareDx, Inc.*	144	3,144
Centene Corp.*	343	20,378
Chemed Corp.	33	14,295
CRISPR Therapeutics AG*	87	3,690

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

DexCom, Inc.*	31	8,347
Emergent BioSolutions, Inc.*	320	18,515
Encompass Health Corp.	140	8,964
Esperion Therapeutics, Inc.*	75	2,365
Exact Sciences Corp.*	80	4,640
FibroGen, Inc.*	81	2,815
Global Blood Therapeutics, Inc.*	119	6,080
Globus Medical, Inc. Cl A*	168	7,145
Haemonetics Corp.*	48	4,784
HealthEquity, Inc.*	242	12,243
Hill-Rom Hldgs., Inc.	167	16,800
Horizon Therapeutics PLC*	505	14,958
Humana, Inc.	33	10,362
IDEXX Laboratories, Inc.*	26	6,298
Incyte Corp.*	68	4,979
Insmed, Inc.*	246	3,943
Insulet Corp.*	46	7,621
Intersect ENT, Inc.*	180	2,133
Invitae Corp.*	212	2,898
iRhythm Technologies, Inc.*	114	9,274
Karyopharm Therapeutics, Inc.*	325	6,243
Kodiak Sciences, Inc.*	53	2,528
Krystal Biotech, Inc.*	66	2,854
LHC Group, Inc.*	119	16,684
Madrigal Pharmaceuticals, Inc.*	50	3,338
Masimo Corp.*	74	13,107
Medpace Hldgs., Inc.*	57	4,183
Mettler-Toledo International, Inc.*	18	12,429
NanoString Technologies, Inc.*	110	2,645
Natera, Inc.*	185	5,524
Neogen Corp.*	112	7,503
NeoGenomics, Inc.*	313	8,642
Neurocrine Biosciences, Inc.*	73	6,318
Nevro Corp.*	56	5,599
Novocure Ltd.*	110	7,407
Omnicell, Inc.*	154	10,099
Orchard Therapeutics PLC*	182	1,370
Pacific Biosciences of California, Inc.*	844	2,583
Penumbra, Inc.*	59	9,519
Quidel Corp.*	97	9,488
Repligen Corp.*	148	14,288
Sage Therapeutics, Inc.*	111	3,188
SeaSpine Hldgs. Corp.*	443	3,619
Sientra, Inc.*	1,428	2,842
Simulations Plus, Inc.	251	8,765
STAAR Surgical Co.*	89	2,871
Supernus Pharmaceuticals, Inc.*	782	14,068
Syneos Health, Inc. Cl A*	214	8,436
Tabula Rasa HealthCare, Inc.*	136	7,112
Tactile Systems Technology, Inc.*	117	4,699
Tandem Diabetes Care, Inc.*	155	9,974
Teladoc Health, Inc.*	115	17,826
Ultragenyx Pharmaceutical, Inc.*	81	3,599
US Physical Therapy, Inc.	71	4,899
Veeva Systems, Inc. Cl A*	108	16,888
Vericel Corp.*	862	7,905
Wright Medical Group NV*	303	8,681
Xencor, Inc.*	201	6,006
Zimmer Biomet Hldgs., Inc.	180	18,194
Zoetis, Inc. Cl A	72	8,474
Zogenix, Inc.*	114	2,819

		583,869

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

INDUSTRIALS (5.2%)
AAR Corp.	154	2,735
Alamo Group, Inc.	74	6,570
Alaska Air Group, Inc.	493	14,036
Applied Industrial Technologies, Inc.	99	4,526
Axon Enterprise, Inc.*	109	7,714
Brink’s Co.	239	12,440
Builders FirstSource, Inc.*	315	3,853
Carlisle Cos., Inc.	118	14,783
CH Robinson Worldwide, Inc.	87	5,760
Clean Harbors, Inc.*	63	3,234
Dover Corp.	137	11,500
EMCOR Group, Inc.	193	11,834
Encore Wire Corp.	334	14,025
EnPro Industries, Inc.	110	4,354
ESCO Technologies, Inc.	111	8,426
Exponent, Inc.	177	12,728
Generac Hldgs., Inc.*	175	16,305
Gorman-Rupp Co.	382	11,922
HEICO Corp. Cl A	119	7,604
Heidrick & Struggles International, Inc.	223	5,018
Hillenbrand, Inc.	433	8,275
Hubbell, Inc. Cl B	73	8,376
IAA, Inc.*	574	17,197
ICF International, Inc.	136	9,343
John Bean Technologies Corp.	77	5,719
Kirby Corp.*	180	7,825
Knoll, Inc.	185	1,909
Kratos Defense & Security Solutions, Inc.*	434	6,006
L-3 Harris Technologies, Inc.	241	43,409
Lennox International, Inc.	78	14,180
Mercury Systems, Inc.*	117	8,347
Miller Industries, Inc.	905	25,593
MSA Safety, Inc.	23	2,327
Mueller Industries, Inc.	1,379	33,013
Old Dominion Freight Line, Inc.	256	33,603
Oshkosh Corp.	113	7,269
Quad/Graphics, Inc.	218	549
Quanta Svcs., Inc.	225	7,140
Rockwell Automation, Inc.	81	12,224
Roper Technologies, Inc.	30	9,355
Saia, Inc.*	85	6,251
Simpson Manufacturing Co., Inc.	192	11,900
Spirit Airlines, Inc.*	277	3,570
SPX FLOW, Inc.*	145	4,121
Stanley Black & Decker, Inc.	76	7,600
Stericycle, Inc.*	146	7,093
Teledyne Technologies, Inc.*	36	10,702
TransUnion	112	7,412
Trex Co., Inc.*	251	20,115
Universal Forest Products, Inc.	264	9,818
US Ecology, Inc.	120	3,648
Vicor Corp.*	58	2,583
VSE Corp.	511	8,375
Werner Enterprises, Inc.	264	9,573

Willdan Group, Inc.*	229	4,894

		558,681

INFORMATION TECHNOLOGY (6.0%)
Advanced Micro Devices, Inc.*	168	7,640
Akoustis Technologies, Inc.*	730	3,920
Altair Engineering, Inc. Cl A*	115	3,047
Amphenol Corp. Cl A	180	13,119
Analog Devices, Inc.	160	14,344
Anixter International, Inc.*	87	7,645

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Blackline, Inc.*	120	6,313
Cabot Microelectronics Corp.	49	5,593
Cardtronics PLC Cl A*	416	8,703
CDW Corp.	48	4,477
Ciena Corp.*	113	4,499
Cirrus Logic, Inc.*	70	4,594
Cloudera, Inc.*	947	7,453
Cohu, Inc.	619	7,663
Cornerstone OnDemand, Inc.*	118	3,747
DXC Technology Co.	113	1,475
EchoStar Corp. Cl A*	112	3,581
Enphase Energy, Inc.*	318	10,268
EPAM Systems, Inc.*	62	11,511
Euronet Worldwide, Inc.*	112	9,601
Everspin Technologies, Inc.*	720	1,886
Fiserv, Inc.*	214	20,328
Five9, Inc.*	346	26,455
Global Payments, Inc.	179	25,817
Globant S.A.*	66	5,800
Guidewire Software, Inc.*	103	8,169
II-VI, Inc.*	494	14,079
Itron, Inc.*	94	5,248
KEMET Corp.	387	9,350
Keysight Technologies, Inc.*	68	5,690
KLA Corp.	75	10,781
Lam Research Corp.	27	6,480
Lattice Semiconductor Corp.*	285	5,079
LivePerson, Inc.*	286	6,507
LogMeIn, Inc.	56	4,664
Lumentum Hldgs., Inc.*	216	15,919
ManTech International Corp. Cl A	129	9,374
MAXIMUS, Inc.	137	7,973
MaxLinear, Inc. Cl A*	416	4,855
Microchip Technology, Inc.	91	6,170
MKS Instruments, Inc.	182	14,824
Monolithic Power Systems, Inc.	55	9,210
Motorola Solutions, Inc.	93	12,362
New Relic, Inc.*	112	5,179
Nokia OYJ	741	2,297
NortonLifeLock, Inc.	187	3,499
Novanta, Inc.*	97	7,748
Okta, Inc. Cl A*	73	8,925
Palo Alto Networks, Inc.*	36	5,903
Perficient, Inc.*	321	8,696
Perspecta, Inc.	494	9,011
Ping Identity Hldg. Corp.*	223	4,464
Plexus Corp.*	81	4,419
Proofpoint, Inc.*	203	20,826
PTC, Inc.*	228	13,956
Pure Storage, Inc. Cl A*	697	8,573
Q2 Hldgs., Inc.*	127	7,501
Qorvo, Inc.*	68	5,483
Rapid7, Inc.*	359	15,555
Richardson Electronics Ltd.*	1,686	6,457
RingCentral, Inc. Cl A*	24	5,086
Rogers Corp.*	32	3,022
SailPoint Technologies Hldg., Inc.*	379	5,768
Science Applications International Corp.	101	7,538
Semtech Corp.*	104	3,900
Sequans Communications S.A.*	689	3,507
Silicon Laboratories, Inc.*	89	7,601
SiTime Corp.*	159	3,461
Splunk, Inc.*	127	16,031

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Synaptics, Inc.*	70	4,051
SYNNEX Corp.	138	10,088
Synopsys, Inc.*	85	10,947
Twilio, Inc. Cl A*	79	7,070
ViaSat, Inc.*	373	13,398
Virtusa Corp.*	154	4,373
Western Digital Corp.	72	2,996
Xilinx, Inc.	86	6,703
Xperi Corp.	419	5,828
Zendesk, Inc.*	240	15,362

		651,435

MATERIALS (1.9%)
Ashland Global Hldgs., Inc.	132	6,609
Berry Global Group, Inc.*	72	2,427
Boise Cascade Co.	164	3,900
Cleveland-Cliffs, Inc.	1,395	5,510
Coeur Mining, Inc.*	330	1,060
Crown Hldgs., Inc.*	556	32,270
FMC Corp.	66	5,392
Freeport-McMoRan, Inc.	770	5,198
Innospec, Inc.	87	6,046
International Flavors & Fragrances, Inc.	103	10,514
International Paper Co.	174	5,416
Mosaic Co.	136	1,472
Newmont Corp.	621	28,119
Nucor Corp.	101	3,638
Olin Corp.	657	7,667
Packaging Corp. of America	326	28,307
PolyOne Corp.	434	8,233
Quaker Chemical Corp.	48	6,061
Royal Gold, Inc.	79	6,929
Steel Dynamics, Inc.	163	3,674
US Concrete, Inc.*	200	3,628
Valvoline, Inc.	779	10,197
Vulcan Materials Co.	102	11,023

		203,290

REAL ESTATE (3.8%)
Alexander’s, Inc.	30	8,278
American Campus Communities, Inc.	154	4,274
Americold Realty Trust	180	6,127
Apartment Investment & Management Co. Cl A	199	6,995
AvalonBay Communities, Inc.	54	7,947
Brandywine Realty Trust	2,380	25,038
Camden Property Trust	120	9,509
Chatham Lodging Trust	251	1,491
Consolidated-Tomoka Land Co.	86	3,898
Cousins Properties, Inc.	403	11,796
Duke Realty Corp.	1,191	38,564
Easterly Government Properties, Inc.	1,775	43,736
Equity LifeStyle Properties, Inc.	86	4,943
Essex Property Trust, Inc.	31	6,827
GEO Group, Inc.	1,117	13,583
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134	2,735
Highwoods Properties, Inc.	317	11,228
Host Hotels & Resorts, Inc.	748	8,258
Industrial Logistics Properties Trust	466	8,174
JBG SMITH Properties	280	8,912
Kilroy Realty Corp.	349	22,231
Medical Properties Trust, Inc.	738	12,760
National Storage Affiliates Trust	120	3,552
NexPoint Residential Trust, Inc.	39	983
Park Hotels & Resorts, Inc.	158	1,250
Physicians Realty Trust	405	5,646

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Prologis, Inc.	148	11,894
QTS Realty Trust, Inc. Cl A	141	8,179
Redfin Corp.*	287	4,426
Regency Centers Corp.	45	1,730
RLJ Lodging Trust	107	826
Sabra Health Care REIT, Inc.	472	5,154
SBA Communications Corp. Cl A	104	28,077
Spirit Realty Capital, Inc.	313	8,185
Sun Communities, Inc.	123	15,356
Terreno Realty Corp.	700	36,225
Urstadt Biddle Properties, Inc. Cl A	166	2,341
Vornado Realty Trust	82	2,969
Welltower, Inc.	144	6,592
Weyerhaeuser Co.	160	2,712

		413,403

UTILITIES (2.8%)
AES Corp.	448	6,093
Ameren Corp.	192	13,984
American States Water Co.	90	7,357
Avista Corp.	337	14,319
Black Hills Corp.	185	11,846
Chesapeake Utilities Corp.	134	11,485
Consolidated Edison, Inc.	149	11,622
Edison International	185	10,136
Entergy Corp.	118	11,089
Evergy, Inc.	453	24,938
Eversource Energy	111	8,682
FirstEnergy Corp.	515	20,636
Fortis, Inc.	484	18,658
IDACORP, Inc.	119	10,447
NiSource, Inc.	1,205	30,088
Northwest Natural Hldg. Co.	99	6,113
NorthWestern Corp.	162	9,692
PNM Resources, Inc.	313	11,894
Portland General Electric Co.	303	14,526
PPL Corp.	300	7,404
Public Svc. Enterprise Group, Inc.	273	12,260
Sempra Energy	219	24,745
Spire, Inc.	121	9,010

		307,024

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $5,314,034) 35.5%		3,846,250

TOTAL ACTIVE ASSETS (Cost: $5,314,034) 35.5%		3,846,250

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.2%)
Citibank, New York Time Deposit	0.15	04/01/20	276,167	276,167
JP Morgan Chase, New York Time Deposit	0.15	04/01/20	65,539	65,539

				341,706

TOTAL TEMPORARY CASH INVESTMENT (Cost: $341,706) 3.2%				341,706

TOTAL INVESTMENTS (Cost: $13,996,198) 99.9%				10,805,422

OTHER NET ASSETS 0.1%				14,865

NET ASSETS 100.0%				$10,820,287

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.4%)
ORBCOMM, Inc.*	8,784	21,433
TEGNA, Inc.	5,348	58,079

		79,512

CONSUMER DISCRETIONARY (5.9%)
Bloomin’ Brands, Inc.	5,911	42,205
Caleres, Inc.	4,409	22,927
Capri Hldgs. Ltd.*	2,460	26,543
Haverty Furniture Cos., Inc.	2,262	26,895
Johnson Outdoors, Inc. Cl A	250	15,675
Marriott Vacations Worldwide Corp.	1,486	82,592
Meritage Homes Corp.*	470	17,160
Playa Hotels & Resorts NV*	4,921	8,612
Sonic Automotive, Inc. Cl A	3,515	46,679
Williams-Sonoma, Inc.	680	28,914
ZAGG, Inc.*	9,868	30,689

		348,891

CONSUMER STAPLES (1.7%)
Crimson Wine Group Ltd.*	11,535	67,422
Vector Group Ltd.	3,523	33,187

		100,609

ENERGY (2.1%)
CrossAmerica Partners LP*	2,131	17,176
Matrix Svc. Co.*	2,248	21,289
Noble Energy, Inc.	3,040	18,362
PBF Energy, Inc. Cl A	6,219	44,030
PDC Energy, Inc.*	1,222	7,589
ProPetro Hldg. Corp.*	4,945	12,362

		120,808

FINANCIALS (28.5%)
American Equity Investment Life Hldg. Co.	4,081	76,723
Argo Group International Hldgs. Ltd.	1,418	52,551
BancFirst Corp.	2,139	71,378
Bank of Marin Bancorp	1,055	31,650
Banner Corp.	2,162	71,433
Blackstone Mortgage Trust, Inc. Cl A	1,383	25,752
Brookline Bancorp, Inc.	9,107	102,727
Bryn Mawr Bank Corp.	2,554	72,483
Columbia Banking System, Inc.	1,263	33,848
Dime Community Bancshares, Inc.	4,254	58,322
Ellington Financial, Inc.	7,458	42,585
Enterprise Financial Svcs. Corp.	2,558	71,394
Essent Group Ltd.	2,405	63,348
First Interstate BancSystem, Inc. Cl A	3,507	101,142
Flushing Financial Corp.	3,032	40,508
Great Southern Bancorp, Inc.	1,127	45,531
Heritage Commerce Corp.	5,160	39,577
IBERIABANK Corp.	858	31,025
Investors Bancorp, Inc.	3,761	30,050
Marlin Business Svcs. Corp.	4,065	45,406
Northfield Bancorp, Inc.	5,255	58,803
Peoples Bancorp, Inc./OH	2,202	48,774
Safety Insurance Group, Inc.	316	26,680
Selective Insurance Group, Inc.	2,243	111,477
Sterling Bancorp	1,981	20,701
Stifel Financial Corp.	886	36,574
Stock Yards Bancorp, Inc.	5,115	147,977
TriCo Bancshares	1,748	52,125
UMB Financial Corp.	1,228	56,955
Wintrust Financial Corp.	408	13,407

		1,680,906

HEALTH CARE (3.7%)
Acadia Healthcare Co., Inc.*	1,517	27,837
NanoString Technologies, Inc.*	730	17,557
Pacific Biosciences of California, Inc.*	5,565	17,029
SeaSpine Hldgs. Corp.*	2,953	24,126

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Sientra, Inc.*	4,116	8,191
Supernus Pharmaceuticals, Inc.*	3,759	67,624
Syneos Health, Inc. Cl A*	660	26,017
Vericel Corp.*	3,425	31,407

		219,788

INDUSTRIALS (13.6%)
AAR Corp.	1,007	17,884
Builders FirstSource, Inc.*	2,080	25,438
Encore Wire Corp.	2,038	85,576
EnPro Industries, Inc.	730	28,893
Hillenbrand, Inc.	2,943	56,241
ICF International, Inc.	230	15,801
Kratos Defense & Security Solutions, Inc.*	2,895	40,067
Miller Industries, Inc.	6,011	169,991
Mueller Industries, Inc.	6,417	153,623
Quad/Graphics, Inc.	1,367	3,445
Spirit Airlines, Inc.*	1,905	24,555
Universal Forest Products, Inc.	1,695	63,037
VSE Corp.	3,284	53,825
Werner Enterprises, Inc.	1,765	63,999

		802,375

INFORMATION TECHNOLOGY (12.5%)
Anixter International, Inc.*	576	50,613
Cardtronics PLC Cl A*	1,241	25,962
Cirrus Logic, Inc.*	500	32,815
Cloudera, Inc.*	3,566	28,064
Cohu, Inc.	1,981	24,525
EchoStar Corp. Cl A*	763	24,393
Enphase Energy, Inc.*	200	6,458
Everspin Technologies, Inc.*	2,277	5,966
II-VI, Inc.*	1,428	40,698
KEMET Corp.	2,546	61,511
Lumentum Hldgs., Inc.*	681	50,190
ManTech International Corp. Cl A	861	62,569
MKS Instruments, Inc.	347	28,263
Perficient, Inc.*	465	12,597
Perspecta, Inc.	2,249	41,022
Plexus Corp.*	543	29,626
Richardson Electronics Ltd.*	11,251	43,091
Sequans Communications S.A.*	4,294	21,856
Synaptics, Inc.*	460	26,620
SYNNEX Corp.	943	68,933
ViaSat, Inc.*	428	15,374
Xperi Corp.	2,770	38,531

		739,677

MATERIALS (3.0%)
Berry Global Group, Inc.*	435	14,664
Boise Cascade Co.	1,101	26,182
Cleveland-Cliffs, Inc.	9,643	38,090
Coeur Mining, Inc.*	2,240	7,190
Olin Corp.	1,249	14,576
PolyOne Corp.	2,861	54,273
U.S. Concrete, Inc.*	1,320	23,945

		178,920

REAL ESTATE (12.3%)
Alexander’s, Inc.	123	33,942
Chatham Lodging Trust	1,609	9,558
Consolidated-Tomoka Land Co.	592	26,835
Cousins Properties, Inc.	2,683	78,531
Easterly Government Properties, Inc.	5,298	130,543
GEO Group, Inc.	5,492	66,783
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	952	19,430
Highwoods Properties, Inc.	2,122	75,161
Industrial Logistics Properties Trust	3,149	55,234
JBG SMITH Properties	1,851	58,917
Medical Properties Trust, Inc.	4,917	85,015
Park Hotels & Resorts, Inc.	978	7,736
RLJ Lodging Trust	648	5,003

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Sabra Health Care REIT, Inc.	3,107	33,928
Spirit Realty Capital, Inc.	884	23,117
Urstadt Biddle Properties, Inc. Cl A	1,122	15,820

		725,553

UTILITIES (9.8%)
Avista Corp.	2,245	95,390
Black Hills Corp.	1,231	78,821
IDACORP, Inc.	763	66,984
Northwest Natural Hldg. Co.	663	40,940
NorthWestern Corp.	1,052	62,941
PNM Resources, Inc.	2,056	78,128
Portland General Electric Co.	2,002	95,976
Spire, Inc.	805	59,956

		579,136

TOTAL COMMON STOCKS (Cost: $8,541,310) 94.5%		5,576,175

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.1%)
JP Morgan Chase, New York Time Deposit	0.15	04/01/20	304,117	304,117

TOTAL TEMPORARY CASH INVESTMENT (Cost: $304,117) 5.1%				304,117

TOTAL INVESTMENTS (Cost: $8,845,427) 99.6%				5,880,292

OTHER NET ASSETS 0.4%				22,560

NET ASSETS 100.0%				$5,902,852

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.1%)
Cardlytics, Inc.*	424	14,823
Cogent Communications Hldgs., Inc.	818	67,051
Shenandoah Telecommunications Co.	2,234	110,025
World Wrestling Entertainment, Inc. Cl A	527	17,881
Zynga, Inc. Cl A*	10,300	70,555

		280,335

CONSUMER DISCRETIONARY (8.0%)
Bloomin’ Brands, Inc.	7,425	53,015
Chegg, Inc.*	1,857	66,443
Dave & Buster’s Entertainment, Inc.	2,883	37,710
Eldorado Resorts, Inc.*	1,273	18,331
Etsy, Inc.*	824	31,675
Five Below, Inc.*	1,657	116,620
Fox Factory Hldg. Corp.*	539	22,638
Lithia Motors, Inc. Cl A	806	65,923
Marriott Vacations Worldwide Corp.	664	36,905
Red Rock Resorts, Inc. Cl A	5,437	46,486
Skyline Champion Corp.*	2,663	41,756
Sonos, Inc.*	3,680	31,206
Steven Madden Ltd.	3,984	92,548
Thor Industries, Inc.	792	33,407
Williams-Sonoma, Inc.	724	30,784

		725,447

CONSUMER STAPLES (1.7%)
Freshpet, Inc.*	1,269	81,051
WD-40 Co.	382	76,725

		157,776

ENERGY (0.1%)
Kosmos Energy Ltd.	12,507	11,201

FINANCIALS (5.4%)
Essent Group Ltd.	1,405	37,008
First Merchants Corp.	1,232	32,636
Houlihan Lokey, Inc. Cl A	1,426	74,323
iShares Micro-Cap ETF	489	32,778
Moelis & Co. Cl A	2,652	74,521
National Bank Hldgs. Corp. Cl A	1,369	32,719
Primerica, Inc.	735	65,033
RLI Corp.	679	59,704
Selective Insurance Group, Inc.	948	47,116
Starwood Property Trust, Inc.	2,782	28,515

		484,353

HEALTH CARE (29.6%)
ACADIA Pharmaceuticals, Inc.*	1,915	80,909
Acceleron Pharma, Inc.*	889	79,895
Amicus Therapeutics, Inc.*	3,703	34,216
Arrowhead Pharmaceuticals, Inc.*	950	27,332
Biohaven Pharmaceutical Hldg. Co. Ltd.*	843	28,687
Blueprint Medicines Corp.*	775	45,322
CareDx, Inc.*	1,131	24,690
CRISPR Therapeutics AG*	685	29,051
Emergent BioSolutions, Inc.*	2,517	145,634
Esperion Therapeutics, Inc.*	597	18,823
FibroGen, Inc.*	651	22,622
Global Blood Therapeutics, Inc.*	930	47,514
Globus Medical, Inc. Cl A*	1,336	56,820
Haemonetics Corp.*	364	36,276
HealthEquity, Inc.*	1,913	96,779
Horizon Therapeutics PLC*	1,770	52,427
Insmed, Inc.*	1,922	30,810

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Insulet Corp.*	362	59,976
Intersect ENT, Inc.*	1,470	17,420
Invitae Corp.*	1,672	22,856
iRhythm Technologies, Inc.*	921	74,923
Karyopharm Therapeutics, Inc.*	2,559	49,158
Kodiak Sciences, Inc.*	416	19,843
Krystal Biotech, Inc.*	524	22,658
LHC Group, Inc.*	940	131,788
Madrigal Pharmaceuticals, Inc.*	392	26,170
Masimo Corp.*	348	61,638
Medpace Hldgs., Inc.*	430	31,553
Natera, Inc.*	1,465	43,745
Neogen Corp.*	903	60,492
NeoGenomics, Inc.*	2,479	68,445
Neurocrine Biosciences, Inc.*	288	24,926
Nevro Corp.*	430	42,991
Novocure Ltd.*	878	59,125
Omnicell, Inc.*	1,218	79,877
Orchard Therapeutics PLC*	1,434	10,798
Quidel Corp.*	763	74,629
Repligen Corp.*	1,167	112,662
Sage Therapeutics, Inc.*	395	11,344
Sientra, Inc.*	6,491	12,917
Simulations Plus, Inc.	1,972	68,862
STAAR Surgical Co.*	691	22,292
Supernus Pharmaceuticals, Inc.*	1,675	30,133
Syneos Health, Inc. Cl A*	895	35,281
Tabula Rasa HealthCare, Inc.*	1,083	56,630
Tactile Systems Technology, Inc.*	897	36,024
Tandem Diabetes Care, Inc.*	1,224	78,764
Teladoc Health, Inc.*	904	140,129
Ultragenyx Pharmaceutical, Inc.*	652	28,968
US Physical Therapy, Inc.	564	38,916
Vericel Corp.*	2,761	25,318
Wright Medical Group NV*	2,459	70,450
Xencor, Inc.*	1,679	50,169
Zogenix, Inc.*	884	21,861

		2,681,538

INDUSTRIALS (15.5%)
Alamo Group, Inc.	585	51,936
Alaska Air Group, Inc.	326	9,281
Applied Industrial Technologies, Inc.	769	35,159
Axon Enterprise, Inc.*	857	60,650
Brink’s Co.	1,019	53,039
EMCOR Group, Inc.	1,267	77,692
ESCO Technologies, Inc.	870	66,042
Exponent, Inc.	1,390	99,955
Generac Hldgs., Inc.*	1,379	128,481
Gorman-Rupp Co.	3,037	94,785
Heidrick & Struggles International, Inc.	1,776	39,960
IAA, Inc.*	2,030	60,819
ICF International, Inc.	834	57,296
John Bean Technologies Corp.	616	45,750
Knoll, Inc.	1,457	15,036
Mercury Systems, Inc.*	906	64,634
MSA Safety, Inc.	187	18,924
Saia, Inc.*	663	48,757
Simpson Manufacturing Co., Inc.	1,532	94,953
SPX FLOW, Inc.*	1,116	31,717
Trex Co., Inc.*	1,992	159,639
US Ecology, Inc.	927	28,181
Vicor Corp.*	454	20,221
Willdan Group, Inc.*	1,794	38,338

		1,401,245

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

INFORMATION TECHNOLOGY (19.1%)
Akoustis Technologies, Inc.*	5,773	31,001
Altair Engineering, Inc. Cl A*	853	22,604
Blackline, Inc.*	939	49,401
Cabot Microelectronics Corp.	377	43,031
Cardtronics PLC Cl A*	1,824	38,158
Cloudera, Inc.*	3,313	26,073
Cohu, Inc.	2,603	32,225
Cornerstone OnDemand, Inc.*	943	29,940
Enphase Energy, Inc.*	2,274	73,427
Everspin Technologies, Inc.*	2,996	7,850
Five9, Inc.*	2,647	202,390
Globant S.A.*	516	45,346
II-VI, Inc.*	2,259	64,382
Itron, Inc.*	745	41,593
Lattice Semiconductor Corp.*	2,216	39,489
LivePerson, Inc.*	2,262	51,460
Lumentum Hldgs., Inc.*	921	67,878
MAXIMUS, Inc.	1,088	63,322
MaxLinear, Inc. Cl A*	3,284	38,324
New Relic, Inc.*	887	41,015
Novanta, Inc.*	735	58,712
Perficient, Inc.*	1,548	41,935
Ping Identity Hldg. Corp.*	1,754	35,115
Proofpoint, Inc.*	555	56,937
Pure Storage, Inc. Cl A*	2,449	30,123
Q2 Hldgs., Inc.*	1,001	59,119
Rapid7, Inc.*	2,835	122,841
Rogers Corp.*	256	24,172
SailPoint Technologies Hldg., Inc.*	2,906	44,229
Science Applications International Corp.	808	60,301
Semtech Corp.*	804	30,150
Silicon Laboratories, Inc.*	685	58,506
SiTime Corp.*	1,245	27,104
ViaSat, Inc.*	1,060	38,075
Virtusa Corp.*	1,185	33,654

		1,729,882

MATERIALS (2.1%)
Innospec, Inc.	673	46,767
Quaker Chemical Corp.	367	46,345
Royal Gold, Inc.	620	54,380
Valvoline, Inc.	3,389	44,362

		191,854

REAL ESTATE (5.5%)
Easterly Government Properties, Inc.	7,671	189,013
National Storage Affiliates Trust	965	28,564
NexPoint Residential Trust, Inc.	300	7,563
Physicians Realty Trust	3,172	44,218
QTS Realty Trust, Inc. Cl A	1,109	64,333
Redfin Corp.*	2,225	34,310
Terreno Realty Corp.	2,576	133,308

		501,309

UTILITIES (1.6%)
American States Water Co.	711	58,117
Chesapeake Utilities Corp.	1,052	90,167

		148,284

TOTAL COMMON STOCKS (Cost: $10,720,825) 91.7%		8,313,224

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (8.3%)
Citibank, New York Time Deposit	0.15	04/01/20	757,948	757,948

TOTAL TEMPORARY CASH INVESTMENT (Cost: $757,948) 8.3%				757,948

TOTAL INVESTMENTS (Cost: $11,478,773) 100.0%				9,071,172

OTHER NET ASSETS -0.0% (1)				(1,985)

NET ASSETS 100.0%				$9,069,187

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
ATN International, Inc.	46	2,701
Cincinnati Bell, Inc.*	214	3,133
Cogent Communications Hldgs., Inc.	176	14,427
Consolidated Communications Hldgs., Inc.	305	1,388
EW Scripps Co. Cl A	232	1,749
Gannett Co., Inc.	555	821
Glu Mobile, Inc.*	484	3,044
Iridium Communications, Inc.*	404	9,021
Marcus Corp.	98	1,207
QuinStreet, Inc.*	197	1,586
Scholastic Corp.	131	3,339
Shenandoah Telecommunications Co.	198	9,752
Spok Hldgs., Inc.	75	802
TechTarget, Inc.*	98	2,020
Vonage Hldgs. Corp.*	958	6,926

		61,916

CONSUMER DISCRETIONARY (10.7%)
Abercrombie & Fitch Co. Cl A	264	2,400
American Axle & Manufacturing Hldgs., Inc.*	471	1,700
American Public Education, Inc.*	64	1,531
America’s Car-Mart, Inc.*	26	1,465
Asbury Automotive Group, Inc.*	82	4,529
Barnes & Noble Education, Inc.*	165	224
Big Lots, Inc.	166	2,361
BJ’s Restaurants, Inc.	81	1,125
Bloomin’ Brands, Inc.	371	2,649
Boot Barn Hldgs., Inc.*	121	1,565
Buckle, Inc.	121	1,659
Caleres, Inc.	171	889
Callaway Golf Co.	398	4,068
Cato Corp. Cl A	92	982
Cavco Industries, Inc.*	37	5,363
Century Communities, Inc.*	121	1,756
Chico’s FAS, Inc.	501	646
Children’s Place, Inc.	62	1,213
Chuy’s Hldgs., Inc.*	71	715
Conn’s, Inc.*	80	334
Cooper Tire & Rubber Co.	213	3,472
Cooper-Standard Hldgs., Inc.*	71	729
Core-Mark Hldg. Co., Inc.	194	5,543
Crocs, Inc.*	291	4,944
Dave & Buster’s Entertainment, Inc.	131	1,713
Designer Brands, Inc. Cl A	232	1,155
Dine Brands Global, Inc.	71	2,036
Dorman Products, Inc.*	124	6,853
El Pollo Loco Hldgs., Inc.*	83	701
Ethan Allen Interiors, Inc.	103	1,053
Express, Inc.*	283	422
Fiesta Restaurant Group, Inc.*	87	351
Fossil Group, Inc.*	204	671
Fox Factory Hldg. Corp.*	163	6,846
GameStop Corp. Cl A*	280	980
Garrett Motion, Inc.*	316	904
Genesco, Inc.*	60	800
Gentherm, Inc.*	139	4,365
G-III Apparel Group Ltd.*	182	1,401
Group 1 Automotive, Inc.	74	3,275
Guess?, Inc.	180	1,219
Haverty Furniture Cos., Inc.	77	916
Hibbett Sports, Inc.*	75	820

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Installed Building Products, Inc.*	91	3,628
iRobot Corp.*	119	4,867
JC Penney Co., Inc.*	1,268	456
Kontoor Brands, Inc.	198	3,796
La-Z-Boy, Inc.	197	4,048
LCI Industries	105	7,017
LGI Homes, Inc.*	93	4,199
Liquidity Svcs., Inc.*	115	446
Lithia Motors, Inc. Cl A	97	7,934
Lumber Liquidators Hldgs., Inc.*	124	582
M/I Homes, Inc.*	120	1,984
MarineMax, Inc.*	92	959
MDC Hldgs., Inc.	213	4,942
Meritage Homes Corp.*	153	5,586
Michaels Cos., Inc.*	325	526
Monarch Casino & Resort, Inc.*	51	1,432
Monro, Inc.	141	6,177
Motorcar Parts of America, Inc.*	80	1,006
Movado Group, Inc.	70	827
Office Depot, Inc.	2,311	3,790
Oxford Industries, Inc.	72	2,611
Perdoceo Education Corp.*	299	3,226
PetMed Express, Inc.	86	2,475
Red Robin Gourmet Burgers, Inc.*	55	469
Regis Corp.*	102	603
Rent-A-Center, Inc.	210	2,969
Ruth’s Hospitality Group, Inc.	115	768
Shake Shack, Inc. Cl A*	132	4,982
Shoe Carnival, Inc.	38	789
Shutterstock, Inc.	82	2,637
Signet Jewelers Ltd.	221	1,425
Sleep Number Corp.*	119	2,280
Sonic Automotive, Inc. Cl A	103	1,368
Stamps.com, Inc.*	68	8,845
Standard Motor Products, Inc.	86	3,575
Steven Madden Ltd.	327	7,596
Strategic Education, Inc.	94	13,137
Sturm Ruger & Co., Inc.	71	3,615
Tailored Brands, Inc.	212	369
TopBuild Corp.*	143	10,245
Tupperware Brands Corp.	209	339
Unifi, Inc.*	62	716
Universal Electronics, Inc.*	59	2,264
Vera Bradley, Inc.*	99	408
Vista Outdoor, Inc.*	244	2,147
Wingstop, Inc.	125	9,962
Winnebago Industries, Inc.	143	3,977
Wolverine World Wide, Inc.	340	5,168
Zumiez, Inc.*	87	1,507

		253,017

CONSUMER STAPLES (3.7%)
Andersons, Inc.	139	2,606
B&G Foods, Inc.	272	4,921
Calavo Growers, Inc.	69	3,981
Cal-Maine Foods, Inc.	128	5,629
Central Garden & Pet Co.*	42	1,155
Central Garden & Pet Co. Cl A*	171	4,372
Chefs’ Warehouse, Inc.*	107	1,078
Coca-Cola Consolidated, Inc.	20	4,171
Fresh Del Monte Produce, Inc.	128	3,534
Inter Parfums, Inc.	75	3,476
J&J Snack Foods Corp.	63	7,623
John B Sanfilippo & Son, Inc.	37	3,308
Medifast, Inc.	49	3,063
MGP Ingredients, Inc.	56	1,506
National Beverage Corp.*	49	2,090
PriceSmart, Inc.	95	4,992
Seneca Foods Corp. Cl A*	29	1,154

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

SpartanNash Co.	153	2,191
United Natural Foods, Inc.*	147	1,349
Universal Corp.	105	4,642
USANA Health Sciences, Inc.*	53	3,061
Vector Group Ltd.	489	4,606
WD-40 Co.	58	11,649

		86,157

ENERGY (1.7%)
Archrock, Inc.	541	2,034
Bonanza Creek Energy, Inc.*	78	877
Callon Petroleum Co.*	1,616	885
CONSOL Energy, Inc.*	107	395
Denbury Resources, Inc.*	2,077	383
Diamond Offshore Drilling, Inc.*	272	498
DMC Global, Inc.	62	1,427
Dorian LPG Ltd.*	122	1,063
Dril-Quip, Inc.*	153	4,667
Era Group, Inc.*	84	448
Exterran Corp.*	119	571
Geospace Technologies Corp.*	58	371
Green Plains, Inc.	143	694
Gulfport Energy Corp.*	608	270
Helix Energy Solutions Group, Inc.*	602	987
HighPoint Resources Corp.*	459	87
KLX Energy Svcs. Hldgs., Inc.*	89	62
Laredo Petroleum, Inc.*	753	286
Matrix Service Co.*	115	1,089
Nabors Industries Ltd.	1,406	548
Newpark Resources, Inc.*	377	338
Noble Corp. PLC*	1,074	279
Oasis Petroleum, Inc.*	1,220	427
Oceaneering International, Inc.*	420	1,235
Oil States International, Inc.*	256	520
Par Pacific Hldgs., Inc.*	155	1,101
PDC Energy, Inc.*	410	2,546
Penn Virginia Corp.*	57	176
ProPetro Hldg. Corp.*	347	868
QEP Resources, Inc.	994	332
Range Resources Corp.	863	1,968
Renewable Energy Group, Inc.*	164	3,367
REX American Resources Corp.*	24	1,116
Ring Energy, Inc.*	252	166
RPC, Inc.	216	445
SEACOR Hldgs., Inc.*	75	2,022
SM Energy Co.	446	544
Southwestern Energy Co.*	2,229	3,767
Talos Energy, Inc.*	85	489
TETRA Technologies, Inc.*	531	170
US Silica Hldgs., Inc.	311	560
Valaris PLC Cl A*	826	372
Whiting Petroleum Corp.*	380	255

		40,705

FINANCIALS (21.5%)
Allegiance Bancshares, Inc.	81	1,953
Ambac Financial Group, Inc.*	189	2,332
American Equity Investment Life Hldg. Co.	386	7,257
Ameris Bancorp	279	6,629
AMERISAFE, Inc.	82	5,286
Apollo Commercial Real Estate Finance, Inc.	605	4,489
ARMOUR Residential REIT, Inc.	249	2,194
Axos Financial, Inc.*	224	4,061
Banc of California, Inc.	190	1,520
Banner Corp.	158	5,220
Berkshire Hills Bancorp, Inc.	182	2,704
Blucora, Inc.*	205	2,470
Boston Private Financial Hldgs., Inc.	352	2,517
Brookline Bancorp, Inc.	339	3,824
Cadence Bancorporation Cl A	541	3,544

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Capstead Mortgage Corp.	400	1,680
Central Pacific Financial Corp.	120	1,908
City Hldg. Co.	69	4,591
Columbia Banking System, Inc.	306	8,201
Community Bank System, Inc.	220	12,936
Customers Bancorp, Inc.*	123	1,344
CVB Financial Corp.	565	11,328
Dime Community Bancshares, Inc.	131	1,796
Donnelley Financial Solutions, Inc.*	133	701
Eagle Bancorp, Inc.	143	4,320
eHealth, Inc.*	105	14,786
Employers Hldgs., Inc.	135	5,469
Encore Capital Group, Inc.*	118	2,759
Enova International, Inc.*	143	2,072
EZCORP, Inc.*	224	934
FGL Hldgs.	557	5,459
First BanCorp	925	4,921
First Commonwealth Financial Corp.	417	3,811
First Financial Bancorp	420	6,262
First Midwest Bancorp, Inc.	465	6,154
Flagstar Bancorp, Inc.	146	2,895
Franklin Financial Network, Inc.	57	1,162
Glacier Bancorp, Inc.	363	12,344
Granite Point Mortgage Trust, Inc.	233	1,181
Great Western Bancorp, Inc.	238	4,874
Green Dot Corp. Cl A*	202	5,129
Greenhill & Co., Inc.	63	620
Hanmi Financial Corp.	132	1,432
HCI Group, Inc.	27	1,087
Heritage Financial Corp.	155	3,100
HomeStreet, Inc.	103	2,290
Hope Bancorp, Inc.	538	4,422
Horace Mann Educators Corp.	175	6,403
Independent Bank Corp.	146	9,398
INTL. FCStone, Inc.*	69	2,502
Invesco Mortgage Capital, Inc.	679	2,315
iShares Core S&P Small-Cap ETF	2,122	119,065
James River Group Hldgs. Ltd.	129	4,675
Kinsale Capital Group, Inc.	88	9,199
KKR Real Estate Finance Trust, Inc.	102	1,531
Meta Financial Group, Inc.	147	3,193
National Bank Hldgs. Corp. Cl A	132	3,155
NBT Bancorp, Inc.	186	6,025
New York Mortgage Trust, Inc.	1,546	2,396
NMI Hldgs., Inc. Cl A*	287	3,332
Northfield Bancorp, Inc.	183	2,048
Northwest Bancshares, Inc.	426	4,929
OFG Bancorp	217	2,426
Old National Bancorp.	722	9,523
Opus Bank	92	1,594
Pacific Premier Bancorp, Inc.	251	4,729
PennyMac Mortgage Investment Trust	423	4,492
Piper Sandler Cos	73	3,692
PRA Group, Inc.*	192	5,322
Preferred Bank	58	1,962
ProAssurance Corp.	229	5,725
Provident Financial Svcs., Inc.	254	3,266
Ready Capital Corp.	149	1,076
Redwood Trust, Inc.	478	2,419
S&T Bancorp, Inc.	163	4,453
Safety Insurance Group, Inc.	62	5,235
Seacoast Banking Corp. of Florida*	218	3,992
ServisFirst Bancshares, Inc.	195	5,717
Simmons First National Corp. Cl A	483	8,887
Southside Bancshares, Inc.	134	4,072
Stewart Information Svcs. Corp.	101	2,694
Third Point Reinsurance Ltd.*	340	2,519
Tompkins Financial Corp.	52	3,734

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Triumph Bancorp, Inc.*	99	2,574
TrustCo Bank Corp.	412	2,229
United Community Banks, Inc.	335	6,134
United Fire Group, Inc.	90	2,935
United Insurance Hldgs. Corp.	88	813
Universal Insurance Hldgs., Inc.	130	2,330
Veritex Hldgs., Inc.	201	2,808
Virtus Investment Partners, Inc.	31	2,359
Waddell & Reed Financial, Inc. Cl A	297	3,380
Walker & Dunlop, Inc.	121	4,873
Westamerica Bancorporation	115	6,760
WisdomTree Investments, Inc.	500	1,165
World Acceptance Corp.*	24	1,311

		505,334

HEALTH CARE (13.1%)
Acorda Therapeutics, Inc.*	204	190
Addus Homecare Corp.*	58	3,921
Akorn, Inc.*	396	222
AMAG Pharmaceuticals, Inc.*	143	884
AMN Healthcare Svcs., Inc.*	199	11,504
Amphastar Pharmaceuticals, Inc.*	145	2,152
AngioDynamics, Inc.*	160	1,669
ANI Pharmaceuticals, Inc.*	39	1,589
Anika Therapeutics, Inc.*	60	1,735
BioTelemetry, Inc.*	142	5,468
Cardiovascular Systems, Inc.*	148	5,211
Community Health Systems, Inc.*	511	1,707
Computer Programs & Systems, Inc.	53	1,179
CONMED Corp.	117	6,701
Corcept Therapeutics, Inc.*	435	5,172
CorVel Corp.*	38	2,071
Covetrus, Inc.*	413	3,362
Cross Country Healthcare, Inc.*	156	1,051
CryoLife, Inc.*	159	2,690
Cutera, Inc.*	60	784
Cytokinetics, Inc.*	247	2,912
Eagle Pharmaceuticals, Inc.*	43	1,978
Emergent BioSolutions, Inc.*	187	10,820
Enanta Pharmaceuticals, Inc.*	67	3,446
Endo International PLC*	877	3,245
Ensign Group, Inc.	213	8,011
Glaukos Corp.*	164	5,061
Hanger, Inc.*	158	2,462
HealthStream, Inc.*	109	2,611
Heska Corp.*	30	1,659
HMS Hldgs. Corp.*	373	9,426
Innoviva, Inc.*	283	3,328
Inogen, Inc.*	78	4,029
Integer Hldgs. Corp.*	139	8,737
Invacare Corp.	142	1,055
Lannett Co., Inc.*	142	987
Lantheus Hldgs., Inc.*	164	2,093
LeMaitre Vascular, Inc.	69	1,719
LHC Group, Inc.*	126	17,665
Luminex Corp.	178	4,900
Magellan Health, Inc.*	92	4,426
Medpace Hldgs., Inc.*	116	8,512
Meridian Bioscience, Inc.*	180	1,512
Merit Medical Systems, Inc.*	235	7,344
Mesa Laboratories, Inc.	17	3,843
Momenta Pharmaceuticals, Inc.*	482	13,110
Myriad Genetics, Inc.*	316	4,522
Natus Medical, Inc.*	145	3,354
Neogen Corp.*	222	14,872
NeoGenomics, Inc.*	443	12,231
NextGen Healthcare, Inc.*	205	2,140
Omnicell, Inc.*	179	11,739
OraSure Technologies, Inc.*	261	2,808

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Orthofix Medical, Inc.*	81	2,269
Owens & Minor, Inc.	265	2,425
Pacira BioSciences, Inc.*	176	5,901
Pennant Group, Inc.*	111	1,572
Phibro Animal Health Corp. Cl A	86	2,079
Progenics Pharmaceuticals, Inc.*	364	1,383
Providence Svc. Corp.*	48	2,634
RadNet, Inc.*	177	1,860
REGENXBIO, Inc.*	133	4,306
Select Medical Hldgs. Corp.*	456	6,840
Spectrum Pharmaceuticals, Inc.*	475	1,107
Supernus Pharmaceuticals, Inc.*	225	4,048
Surmodics, Inc.*	58	1,933
Tabula Rasa HealthCare, Inc.*	83	4,340
Tactile Systems Technology, Inc.*	80	3,213
Tivity Health, Inc.*	182	1,145
US Physical Therapy, Inc.	55	3,795
Vanda Pharmaceuticals, Inc.*	225	2,331
Varex Imaging Corp.*	163	3,702
Xencor, Inc.*	208	6,215

		308,917

INDUSTRIALS (17.0%)
AAON, Inc.	172	8,311
AAR Corp.	140	2,486
ABM Industries, Inc.	281	6,845
Aegion Corp. Cl A*	130	2,331
Aerojet Rocketdyne Hldgs., Inc.*	307	12,842
AeroVironment, Inc.*	91	5,547
Alamo Group, Inc.	41	3,640
Albany International Corp. Cl A	130	6,153
Allegiant Travel Co. Cl A	56	4,581
American Woodmark Corp.*	66	3,008
Apogee Enterprises, Inc.	113	2,353
Applied Industrial Technologies, Inc.	164	7,498
ArcBest Corp.	108	1,892
Arcosa, Inc.	206	8,186
Astec Industries, Inc.	95	3,322
Atlas Air Worldwide Hldgs., Inc.*	109	2,798
AZZ, Inc.	111	3,121
Barnes Group, Inc.	203	8,492
Brady Corp. Cl A	211	9,522
Briggs & Stratton Corp.	180	326
Chart Industries, Inc.*	151	4,376
CIRCOR International, Inc.*	85	989
Comfort Systems USA, Inc.	155	5,665
Cubic Corp.	133	5,494
DXP Enterprises, Inc.*	68	834
Echo Global Logistics, Inc.*	116	1,981
Encore Wire Corp.	89	3,737
Enerpac Tool Group Corp. Cl A	230	3,807
EnPro Industries, Inc.	88	3,483
ESCO Technologies, Inc.	110	8,350
Exponent, Inc.	220	15,820
Federal Signal Corp.	255	6,956
Forrester Research, Inc.*	45	1,315
Forward Air Corp.	119	6,027
Foundation Building Material, Inc.*	76	782
Franklin Electric Co., Inc.	163	7,682
Gibraltar Industries, Inc.*	138	5,923
GMS, Inc.*	180	2,831
Granite Construction, Inc.	199	3,021
Greenbrier Cos., Inc.	138	2,448
Griffon Corp.	181	2,290
Harsco Corp.*	333	2,321
Hawaiian Hldgs., Inc.	198	2,067
Heartland Express, Inc.	198	3,677
Heidrick & Struggles International, Inc.	82	1,845
Hillenbrand, Inc.	315	6,020

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Hub Group, Inc. Cl A*	142	6,457
Insteel Industries, Inc.	78	1,034
Interface, Inc. Cl A	248	1,875
John Bean Technologies Corp.	134	9,952
Kaman Corp.	118	4,540
Kelly Svcs., Inc. Cl A	141	1,789
Korn Ferry	235	5,715
Lindsay Corp.	46	4,213
Lydall, Inc.*	74	478
Marten Transport Ltd.	165	3,386
Matson, Inc.	182	5,573
Matthews International Corp. Cl A	133	3,217
Meritor, Inc.*	313	4,147
Mobile Mini, Inc.	187	4,905
Moog, Inc. Cl A	136	6,872
Mueller Industries, Inc.	242	5,794
MYR Group, Inc.*	70	1,833
National Presto Industries, Inc.	21	1,487
Park Aerospace Corp.	83	1,046
Patrick Industries, Inc.	94	2,647
PGT Innovations, Inc.*	247	2,072
Pitney Bowes, Inc.	723	1,475
Powell Industries, Inc.	37	950
Proto Labs, Inc.*	113	8,603
Quanex Building Products Corp.	140	1,411
Raven Industries, Inc.	151	3,206
Resources Connection, Inc.	127	1,393
RR Donnelley & Sons Co.	302	290
Saia, Inc.*	110	8,089
Simpson Manufacturing Co., Inc.	171	10,599
SkyWest, Inc.	212	5,552
SPX Corp.*	187	6,104
SPX FLOW, Inc.*	181	5,144
Standex International Corp.	53	2,598
Sunrun, Inc.*	330	3,333
Team, Inc.*	129	839
Tennant Co.	78	4,520
Titan International, Inc.	205	318
Triumph Group, Inc.	213	1,440
TrueBlue, Inc.*	165	2,105
UniFirst Corp.	65	9,821
Universal Forest Products, Inc.	262	9,744
US Ecology, Inc.	108	3,283
Veritiv Corp.*	54	424
Viad Corp.	86	1,826
Vicor Corp.*	78	3,474
Wabash National Corp.	229	1,653
Watts Water Technologies, Inc. Cl A	117	9,904

		400,125

INFORMATION TECHNOLOGY (14.5%)
3D Systems Corp.*	505	3,894
8x8, Inc.*	423	5,863
ADTRAN, Inc.	201	1,544
Advanced Energy Industries, Inc.*	161	7,807
Agilysys, Inc.*	86	1,436
Alarm.com Hldgs., Inc.*	154	5,992
Anixter International, Inc.*	128	11,247
Applied Optoelectronics, Inc.*	81	615
Arlo Technologies, Inc.*	321	780
Axcelis Technologies, Inc.*	138	2,527
Badger Meter, Inc.	123	6,593
Bel Fuse, Inc. Cl B	43	419
Benchmark Electronics, Inc.	160	3,198
Bottomline Technologies DE, Inc.*	162	5,937
Brooks Automation, Inc.	306	9,333
CalAmp Corp.*	144	648
Cardtronics PLC Cl A*	153	3,201
CEVA, Inc.*	92	2,294

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cohu, Inc.	174	2,154
Comtech Telecommunications Corp.	103	1,369
CSG Systems International, Inc.	140	5,859
CTS Corp.	139	3,460
Daktronics, Inc.	159	784
Diebold Nixdorf, Inc.*	321	1,130
Digi International, Inc.*	118	1,126
Diodes, Inc.*	175	7,111
DSP Group, Inc.*	98	1,313
Ebix, Inc.	94	1,427
ePlus, Inc.*	58	3,632
EVERTEC, Inc.	254	5,773
ExlService Hldgs., Inc.*	145	7,544
Extreme Networks, Inc.*	518	1,601
Fabrinet*	157	8,566
FARO Technologies, Inc.*	74	3,293
FormFactor, Inc.*	319	6,409
Harmonic, Inc.*	409	2,356
Ichor Hldgs. Ltd.*	95	1,820
Insight Enterprises, Inc.*	152	6,404
Itron, Inc.*	150	8,374
KEMET Corp.	248	5,992
Knowles Corp.*	365	4,884
Kulicke & Soffa Industries, Inc.	269	5,614
LivePerson, Inc.*	261	5,938
ManTech International Corp. Cl A	114	8,284
MaxLinear, Inc. Cl A*	273	3,186
Methode Electronics, Inc.	158	4,176
MicroStrategy, Inc. Cl A*	35	4,134
MTS Systems Corp.	76	1,710
NETGEAR, Inc.*	128	2,924
NIC, Inc.	284	6,532
OneSpan, Inc.*	138	2,505
Onto Innovation, Inc.*	208	6,171
OSI Systems, Inc.*	72	4,962
PC Connection, Inc.	47	1,937
PDF Solutions, Inc.*	118	1,383
Perficient, Inc.*	137	3,711
Photronics, Inc.*	284	2,914
Plantronics, Inc.	139	1,398
Plexus Corp.*	124	6,765
Power Integrations, Inc.	125	11,041
Progress Software Corp.	189	6,048
Qualys, Inc.*	141	12,266
Rambus, Inc.*	473	5,250
Rogers Corp.*	79	7,459
Sanmina Corp.*	296	8,075
ScanSource, Inc.*	107	2,289
SMART Global Hldgs., Inc.*	56	1,361
SPS Commerce, Inc.*	148	6,883
Sykes Enterprises, Inc.*	164	4,448
TiVo Corp.	535	3,788
TTEC Hldgs., Inc.	75	2,754
TTM Technologies, Inc.*	416	4,301
Ultra Clean Hldgs., Inc.*	168	2,318
Unisys Corp.*	220	2,717
Veeco Instruments, Inc.*	207	1,981
Viavi Solutions, Inc.*	969	10,862
Virtusa Corp.*	126	3,578
Xperi Corp.	210	2,921

		340,293

MATERIALS (4.4%)
AdvanSix, Inc.*	120	1,145
American Vanguard Corp.	113	1,634
Balchem Corp.	137	13,525
Boise Cascade Co.	165	3,924
Century Aluminum Co.*	211	764
Clearwater Paper Corp.*	70	1,527

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cleveland-Cliffs, Inc.	1,671	6,600
Ferro Corp.*	346	3,239
FutureFuel Corp.	109	1,228
GCP Applied Technologies, Inc.*	228	4,058
Hawkins, Inc.	40	1,424
Haynes International, Inc.	53	1,092
HB Fuller Co.	216	6,033
Innospec, Inc.	103	7,157
Kaiser Aluminum Corp.	67	4,642
Koppers Hldgs., Inc.*	88	1,089
Kraton Corp.*	132	1,069
Livent Corp.*	620	3,255
LSB Industries, Inc.*	91	191
Materion Corp.	87	3,046
Mercer International, Inc.*	170	1,231
Myers Industries, Inc.	151	1,623
Neenah, Inc.	71	3,062
Olympic Steel, Inc.	39	404
PH Glatfelter Co.	188	2,297
Quaker Chemical Corp.	55	6,945
Rayonier Advanced Materials, Inc.	213	226
Schweitzer-Mauduit International, Inc.	131	3,644
Stepan Co.	85	7,519
SunCoke Energy, Inc.	367	1,413
TimkenSteel Corp.*	170	549
Tredegar Corp.	105	1,641
Trinseo S.A.	165	2,988
US Concrete, Inc.*	68	1,234
Warrior Met Coal, Inc.	217	2,305

		103,723

REAL ESTATE (7.5%)
Acadia Realty Trust	368	4,560
Agree Realty Corp.	193	11,947
Alexander & Baldwin, Inc.	288	3,231
American Assets Trust, Inc.	204	5,100
Armada Hoffler Properties, Inc.	235	2,514
CareTrust REIT, Inc.	406	6,005
CBL & Associates Properties, Inc.*	734	147
Cedar Realty Trust, Inc.	368	343
Chatham Lodging Trust	200	1,188
Community Healthcare Trust, Inc.	86	3,292
DiamondRock Hospitality Co.	855	4,343
Easterly Government Properties, Inc.	312	7,688
Essential Properties Realty Trust, Inc.	374	4,884
Four Corners Property Trust, Inc.	292	5,463
Franklin Street Properties Corp.	456	2,613
Getty Realty Corp.	145	3,442
Global Net Lease, Inc.	378	5,054
Hersha Hospitality Trust Cl A	151	541
Independence Realty Trust, Inc.	386	3,451
Industrial Logistics Properties Trust	276	4,841
Innovative Industrial Properties, Inc. Cl A	72	5,467
Investors Real Estate Trust	49	2,695
iStar, Inc.	317	3,363
Kite Realty Group Trust	356	3,371
Lexington Realty Trust Cl B	1,052	10,446
LTC Properties, Inc.	169	5,222
Marcus & Millichap, Inc.*	100	2,710
National Storage Affiliates Trust	253	7,489
NexPoint Residential Trust, Inc.	96	2,420
Office Properties Income Trust	205	5,586
Pennsylvania REIT	251	229
RE/MAX Hldgs., Inc. Cl A	76	1,666
Realogy Hldgs. Corp.	488	1,469
Retail Opportunity Investments Corp.	490	4,062
RPT Realty	341	2,056
Safehold, Inc.	55	3,478
Saul Centers, Inc.	50	1,637

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

St Joe Co.*	133	2,232
Summit Hotel Properties, Inc.	443	1,869
Tanger Factory Outlet Centers, Inc.	392	1,960
Uniti Group, Inc.	826	4,981
Universal Health Realty Income Trust	54	5,444
Urstadt Biddle Properties, Inc. Cl A	127	1,791
Washington Prime Group, Inc.	788	634
Washington Real Estate Investment Trust	342	8,164
Whitestone REIT Cl B	173	1,073
Xenia Hotels & Resorts, Inc.	474	4,882

		177,043

UTILITIES (2.7%)
American States Water Co.	156	12,751
Avista Corp.	284	12,067
California Water Service Group	205	10,316
El Paso Electric Co.	174	11,825
Northwest Natural Hldg. Co.	129	7,966
South Jersey Industries, Inc.	392	9,800

		64,725

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,246,070) 99.4%		2,341,955

TOTAL INVESTMENTS (Cost: $3,246,070) 99.4%		2,341,955

OTHER NET ASSETS 0.6%		13,192

NET ASSETS 100.0%		$2,355,147

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Discovery, Inc. Cl A*	375	7,290
Discovery, Inc. Cl C*	394	6,911

		14,201

CONSUMER DISCRETIONARY (3.6%)
Capri Hldgs. Ltd.*	522	5,632
Foot Locker, Inc.	253	5,579
Hilton Grand Vacations, Inc.*	349	5,504
Marriott Vacations Worldwide Corp.	252	14,006
Ralph Lauren Corp. Cl A	112	7,485
Taylor Morrison Home Corp. Cl A*	342	3,762
Williams-Sonoma, Inc.	230	9,780

		51,748

CONSUMER STAPLES (2.1%)
Constellation Brands, Inc. Cl A	73	10,465
Ingredion, Inc.	101	7,626
Tyson Foods, Inc. Cl A	136	7,870
Vector Group Ltd.	481	4,531

		30,492

ENERGY (3.0%)
Baker Hughes, a GE Co. Cl A	408	4,284
Cheniere Energy, Inc.*	220	7,370
Devon Energy Corp.	248	1,714
Hess Corp.	167	5,561
MPLX LP	451	5,241
Noble Energy, Inc.	679	4,101
PBF Energy, Inc. Cl A	1,004	7,108
Williams Cos., Inc.	570	8,065

		43,444

FINANCIALS (15.8%)
American Financial Group, Inc.	285	19,973
Ameriprise Financial, Inc.	250	25,620
Associated Banc-Corp.	1,112	14,222
BankUnited, Inc.	205	3,834
Citizens Financial Group, Inc.	204	3,837
Discover Financial Svcs.	275	9,809
Everest Re Group Ltd.	91	17,510
Fifth Third Bancorp	735	10,915
Hartford Financial Svcs. Group, Inc.	474	16,704
KeyCorp	1,382	14,331
Lincoln National Corp.	212	5,580
Progressive Corp.	366	27,025
Reinsurance Group of America, Inc. Cl A	164	13,799
Starwood Property Trust, Inc.	754	7,729
SVB Financial Group*	37	5,590
Synchrony Financial	225	3,620
Voya Financial, Inc.	358	14,517
Zions Bancorporation	475	12,711

		227,326

HEALTH CARE (7.2%)
Agilent Technologies, Inc.	338	24,208
Boston Scientific Corp.*	72	2,349
Centene Corp.*	311	18,477
Hill-Rom Hldgs., Inc.	195	19,617
Humana, Inc.	69	21,667
Zimmer Biomet Hldgs., Inc.	179	18,093

		104,411

INDUSTRIALS (11.5%)
Alaska Air Group, Inc.	480	13,666
HEICO Corp. Cl A	100	6,390
Kirby Corp.*	269	11,693
L-3 Harris Technologies, Inc.	181	32,602
Mueller Industries, Inc.	809	19,367
Old Dominion Freight Line, Inc.	285	37,409

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Oshkosh Corp.	236	15,182
Stanley Black & Decker, Inc.	137	13,700
Stericycle, Inc.*	305	14,817

		164,826

INFORMATION TECHNOLOGY (7.4%)
Analog Devices, Inc.	124	11,116
Ciena Corp.*	238	9,475
DXC Technology Co.	226	2,949
KLA Corp.	52	7,474
LogMeIn, Inc.	110	9,161
MKS Instruments, Inc.	57	4,643
Nokia OYJ	1,566	4,855
NortonLifeLock, Inc.	385	7,203
Perspecta, Inc.	349	6,366
Proofpoint, Inc.*	113	11,593
PTC, Inc.*	155	9,487
Qorvo, Inc.*	132	10,643
ViaSat, Inc.*	128	4,598
Western Digital Corp.	158	6,576

		106,139

MATERIALS (11.5%)
Crown Hldgs., Inc.*	755	43,820
FMC Corp.	142	11,600
Freeport-McMoRan, Inc.	1,586	10,706
International Paper Co.	389	12,110
Mosaic Co.	264	2,856
Newmont Goldcorp Corp.	349	15,803
Nucor Corp.	220	7,924
Olin Corp.	956	11,157
Packaging Corp. of America	480	41,678
Steel Dynamics, Inc.	339	7,641

		165,295

REAL ESTATE (13.6%)
Alexander’s, Inc.	25	6,899
American Campus Communities, Inc.	313	8,686
Apartment Investment & Management Co. Cl A	411	14,447
AvalonBay Communities, Inc.	115	16,925
Brandywine Realty Trust	1,221	12,845
Duke Realty Corp.	1,133	36,687
Equity LifeStyle Properties, Inc.	187	10,749
GEO Group, Inc.	634	7,709
Host Hotels & Resorts, Inc.	432	4,769
Kilroy Realty Corp.	184	11,721
Prologis, Inc.	313	25,156
Regency Centers Corp.	87	3,343
Spirit Realty Capital, Inc.	370	9,675
Vornado Realty Trust	166	6,011
Welltower, Inc.	295	13,505
Weyerhaeuser Co.	350	5,932

		195,059

UTILITIES (14.4%)
AES Corp.	918	12,485
Ameren Corp.	403	29,350
Consolidated Edison, Inc.	313	24,414
Edison International	150	8,219
Entergy Corp.	235	22,083
Evergy, Inc.	497	27,360
Eversource Energy	243	19,005
FirstEnergy Corp.	538	21,558
PPL Corp.	631	15,573
Public Svc. Enterprise Group, Inc.	596	26,766

		206,813

TOTAL COMMON STOCKS (Cost: $1,911,542) 91.1%		1,309,754

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (8.7%)
Citibank, New York Time Deposit	0.15	04/01/20	124,116	124,116

TOTAL TEMPORARY CASH INVESTMENT (Cost: $124,116) 8.7%				124,116

TOTAL INVESTMENTS (Cost: $2,035,658) 99.8%				1,433,870

OTHER NET ASSETS 0.2%				3,297

NET ASSETS 100.0%				$1,437,167

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
AMC Networks, Inc. Cl A*	987	23,994
Cable One, Inc.	120	197,281
Cinemark Hldgs., Inc.	2,735	27,870
John Wiley & Sons, Inc. Cl A	1,025	38,427
Meredith Corp.	1,015	12,403
New York Times Co. Cl A	3,432	105,397
TEGNA, Inc.	5,269	57,221
Telephone & Data Systems, Inc.	2,239	37,526
TripAdvisor, Inc.	2,587	44,988
World Wrestling Entertainment, Inc. Cl A	1,151	39,054
Yelp, Inc. Cl A*	1,572	28,343

		612,504

CONSUMER DISCRETIONARY (11.6%)
Aaron’s, Inc.	1,545	35,195
Adient PLC*	2,199	19,945
Adtalem Global Education, Inc.*	1,281	34,318
American Eagle Outfitters, Inc.	3,698	29,399
AutoNation, Inc.*	1,393	39,088
Bed Bath & Beyond, Inc.	3,032	12,765
Boyd Gaming Corp.	1,839	26,518
Brinker International, Inc.	832	9,992
Brunswick Corp.	1,945	68,795
Caesars Entertainment Corp.*	13,241	89,509
Carter’s, Inc.	1,047	68,819
Cheesecake Factory, Inc.	963	16,448
Choice Hotels International, Inc.	764	46,795
Churchill Downs, Inc.	858	88,331
Columbia Sportswear Co.	711	49,607
Cracker Barrel Old Country Store, Inc.	622	51,763
Dana, Inc.	3,378	26,382
Deckers Outdoor Corp.*	693	92,862
Delphi Technologies PLC*	2,139	17,219
Dick’s Sporting Goods, Inc.	1,591	33,825
Dillard’s, Inc. Cl A	243	8,979
Domino’s Pizza, Inc.	944	305,922
Dunkin’ Brands Group, Inc.	1,922	102,058
Eldorado Resorts, Inc.*	1,481	21,326
Etsy, Inc.*	2,773	106,594
Five Below, Inc.*	1,307	91,987
Foot Locker, Inc.	2,588	57,065
Gentex Corp.	6,137	135,996
Goodyear Tire & Rubber Co.	5,660	32,941
Graham Hldgs. Co. Cl B	103	35,141
Grand Canyon Education, Inc.*	1,163	88,720
Grubhub, Inc.*	2,121	86,388
Helen of Troy Ltd.*	607	87,426
Jack in the Box, Inc.	568	19,908
KB Home	2,005	36,291
Lear Corp.	1,320	107,250
Marriott Vacations Worldwide Corp.	918	51,022
Mattel, Inc.*	8,213	72,357
Murphy USA, Inc.*	704	59,389
Ollie’s Bargain Outlet Hldgs., Inc.*	1,326	61,447
Papa John’s International, Inc.	537	28,660
Penn National Gaming, Inc.*	2,570	32,511
Polaris, Inc.	1,362	65,580
Pool Corp.	935	183,980
RH*	388	38,982
Sally Beauty Hldgs., Inc.*	2,635	21,291

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Scientific Games Corp.*	1,309	12,697
Service Corp. International	4,349	170,089
Six Flags Entertainment Corp.	1,887	23,663
Skechers U.S.A., Inc. Cl A*	3,156	74,923
Taylor Morrison Home Corp. Cl A*	3,121	34,331
Tempur Sealy International, Inc.*	1,084	47,382
Texas Roadhouse, Inc. Cl A	1,500	61,950
Thor Industries, Inc.	1,315	55,467
Toll Brothers, Inc.	2,678	51,552
TRI Pointe Group, Inc.*	3,273	28,704
Urban Outfitters, Inc.*	1,660	23,638
Visteon Corp.*	687	32,962
Wendy’s Co.	4,314	64,192
Williams-Sonoma, Inc.	1,878	79,853
WW International, Inc.*	1,122	18,973
Wyndham Destinations, Inc.	2,198	47,697
Wyndham Hotels & Resorts, Inc.	2,362	74,427

		3,699,286

CONSUMER STAPLES (3.5%)
BJ’s Wholesale Club Hldgs., Inc.*	3,032	77,225
Boston Beer Co., Inc. Cl A*	223	81,966
Casey’s General Stores, Inc.	857	113,544
Darling Ingredients, Inc.*	3,959	75,894
Edgewell Personal Care Co.*	1,296	31,208
Energizer Hldgs., Inc.	1,505	45,526
Flowers Foods, Inc.	4,650	95,418
Hain Celestial Group, Inc.*	1,898	49,291
Ingredion, Inc.	1,609	121,480
Lancaster Colony Corp.	482	69,717
Nu Skin Enterprises, Inc. Cl A	1,299	28,383
Pilgrim’s Pride Corp.*	1,274	23,085
Post Hldgs., Inc.*	1,522	126,280
Sanderson Farms, Inc.	488	60,180
Sprouts Farmers Market, Inc.*	2,870	53,353
Tootsie Roll Industries, Inc.	419	15,067
TreeHouse Foods, Inc.*	1,347	59,470

		1,127,087

ENERGY (1.0%)
Antero Midstream Corp.	7,182	15,082
Apergy Corp.*	1,841	10,586
Cimarex Energy Co.	2,500	42,075
CNX Resources Corp.*	4,371	23,254
Core Laboratories N.V.	1,064	11,002
EQT Corp.	5,879	41,564
Equitrans Midstream Corp.	5,039	25,346
Matador Resources Co.*	2,575	6,386
Murphy Oil Corp.	3,590	22,007
Patterson-UTI Energy, Inc.	4,464	10,490
PBF Energy, Inc. Cl A	2,298	16,270
Transocean Ltd.*	13,980	16,217
World Fuel Svcs. Corp.	1,577	39,709
WPX Energy, Inc.*	10,133	30,905

		310,893

FINANCIALS (19.2%)
Affiliated Managers Group, Inc.	1,181	69,844
Alleghany Corp.	348	192,218
American Financial Group, Inc.	1,651	115,702
Associated Banc-Corp.	3,807	48,691
BancorpSouth Bank	2,278	43,100
Bank of Hawaii Corp.	958	52,920
Bank OZK	2,915	48,680
Brighthouse Financial, Inc.*	2,268	54,818
Brown & Brown, Inc.	5,522	200,007

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cathay General Bancorp	1,841	42,251
CIT Group, Inc.	2,220	38,317
CNO Financial Group, Inc.	3,447	42,708
Commerce Bancshares, Inc.	2,507	126,227
Cullen/Frost Bankers, Inc.	1,370	76,432
East West Bancorp, Inc.	3,508	90,296
Eaton Vance Corp.	2,686	86,623
Evercore, Inc. Cl A	935	43,066
FactSet Research Systems, Inc.	916	238,783
Federated Investors, Inc. Cl B	2,218	42,253
First American Financial Corp.	2,628	111,453
First Financial Bankshares, Inc.	3,321	89,136
First Horizon National Corp.	7,391	59,571
FirstCash, Inc.	1,109	79,560
FNB Corp.	7,769	57,258
Fulton Financial Corp.	4,058	46,626
Genworth Financial, Inc. Cl A*	12,367	41,058
Hancock Whitney Corp.	2,093	40,855
Hanover Insurance Group, Inc.	960	86,957
Home BancShares, Inc.	3,789	45,430
Interactive Brokers Group, Inc. Cl A	1,851	79,908
International Bancshares Corp.	1,407	37,820
iShares Core S&P Mid-Cap ETF	8,987	1,292,870
Janus Henderson Group PLC	3,697	56,638
Jefferies Financial Group, Inc.	5,624	76,880
Kemper Corp.	1,498	111,406
Legg Mason, Inc.	1,939	94,720
LendingTree, Inc.*	189	34,661
Mercury General Corp.	630	25,654
Navient Corp.	3,897	29,539
New York Community Bancorp, Inc.	11,104	104,267
Old Republic International Corp.	6,738	102,754
PacWest Bancorp	2,854	51,144
Pinnacle Financial Partners, Inc.	1,716	64,419
Primerica, Inc.	995	88,038
Prosperity Bancshares, Inc.	2,323	112,085
Reinsurance Group of America, Inc. Cl A	1,542	129,744
RenaissanceRe Hldgs. Ltd.	1,097	163,804
RLI Corp.	968	85,116
SEI Investments Co.	3,023	140,086
Selective Insurance Group, Inc.	1,373	68,238
Signature Bank	1,275	102,497
SLM Corp.	9,871	70,972
Sterling Bancorp	4,657	48,666
Stifel Financial Corp.	1,608	66,378
Synovus Financial Corp.	3,477	61,056
TCF Financial Corp.	3,663	83,004
Texas Capital Bancshares, Inc.*	1,246	27,624
Trustmark Corp.	1,562	36,395
UMB Financial Corp.	1,028	47,679
Umpqua Hldgs. Corp.	5,212	56,811
United Bankshares, Inc.	2,487	57,400
Valley National Bancorp	9,393	68,663
Washington Federal, Inc.	1,954	50,726
Webster Financial Corp.	2,201	50,403
Wintrust Financial Corp.	1,386	45,544

		6,134,449

HEALTH CARE (11.4%)
Acadia Healthcare Co., Inc.*	2,138	39,232
Allscripts Healthcare Solutions, Inc.*	3,909	27,519
Amedisys, Inc.*	763	140,041
Arrowhead Pharmaceuticals, Inc.*	2,364	68,012
Avanos Medical, Inc.*	1,152	31,023

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Bio-Rad Laboratories, Inc. Cl A*	517	181,240
Bio-Techne Corp.	902	171,037
Cantel Medical Corp.	930	33,387
Catalent, Inc.*	3,582	186,085
Charles River Laboratories International, Inc.*	1,171	147,792
Chemed Corp.	384	166,349
Encompass Health Corp.	2,404	153,928
Exelixis, Inc.*	7,179	123,622
Globus Medical, Inc. Cl A*	1,861	79,148
Haemonetics Corp.*	1,259	125,472
HealthEquity, Inc.*	1,692	85,598
Hill-Rom Hldgs., Inc.	1,615	162,469
ICU Medical, Inc.*	445	89,788
Integra LifeSciences Hldgs. Corp.*	1,757	78,485
Ligand Pharmaceuticals, Inc.*	400	29,088
LivaNova PLC*	1,140	51,585
Masimo Corp.*	1,171	207,408
MEDNAX, Inc.*	2,059	23,967
Molina Healthcare, Inc.*	1,486	207,609
Nektar Therapeutics Cl A*	4,224	75,399
NuVasive, Inc.*	1,239	62,768
Patterson Cos., Inc.	2,041	31,207
Penumbra, Inc.*	757	122,127
PRA Health Sciences, Inc.*	1,500	124,560
Prestige Consumer Healthcare, Inc.*	1,206	44,236
Repligen Corp.*	1,102	106,387
Syneos Health, Inc. Cl A*	1,515	59,721
Tenet Healthcare Corp.*	2,537	36,533
United Therapeutics Corp.*	1,070	101,463
West Pharmaceutical Svcs., Inc.	1,772	269,787

		3,644,072

INDUSTRIALS (15.4%)
Acuity Brands, Inc.	941	80,606
AECOM*	3,726	111,221
AGCO Corp.	1,522	71,915
ASGN, Inc.*	1,291	45,598
Avis Budget Group, Inc.*	1,310	18,209
Axon Enterprise, Inc.*	1,430	101,201
Brink’s Co.	1,240	64,542
Carlisle Cos., Inc.	1,332	166,873
Clean Harbors, Inc.*	1,282	65,818
Colfax Corp.*	1,881	37,244
Crane Co.	1,240	60,983
Curtiss-Wright Corp.	1,004	92,780
Deluxe Corp.	1,012	26,241
Donaldson Co., Inc.	2,938	113,495
Dycom Industries, Inc.*	724	18,571
EMCOR Group, Inc.	1,371	84,070
EnerSys	998	49,421
Fluor Corp.	3,237	22,368
FTI Consulting, Inc.*	917	109,829
GATX Corp.	852	53,301
Generac Hldgs., Inc.*	1,496	139,382
Graco, Inc.	3,944	192,191
Healthcare Svcs. Group, Inc.	1,741	41,627
Herman Miller, Inc.	1,424	31,613
HNI Corp.	1,024	25,795
Hubbell, Inc. Cl B	1,233	141,474
Insperity, Inc.	903	33,682
ITT, Inc.	2,031	92,126
JetBlue Airways Corp.*	6,877	61,549
KAR Auction Svcs, Inc.	3,139	37,668
Kennametal, Inc.	1,989	37,035

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Kirby Corp.*	1,397	60,728
Knight-Swift Transportation Hldgs., Inc. Cl A	2,969	97,383
Landstar System, Inc.	928	88,958
Lennox International, Inc.	824	149,795
Lincoln Electric Hldgs., Inc.	1,446	99,774
ManpowerGroup, Inc.	1,383	73,285
MasTec, Inc.*	1,470	48,113
Mercury Systems, Inc.*	1,327	94,668
MSA Safety, Inc.	833	84,300
MSC Industrial Direct Co., Inc. Cl A	1,061	58,323
Nordson Corp.	1,220	164,785
NOW, Inc.*	2,589	13,359
nVent Electric PLC	3,598	60,698
Oshkosh Corp.	1,639	105,437
Owens Corning	2,578	100,052
Regal Beloit Corp.	979	61,628
Resideo Technologies, Inc.*	2,943	14,244
Ryder System, Inc.	1,253	33,129
Stericycle, Inc.*	2,131	103,524
Teledyne Technologies, Inc.*	865	257,139
Terex Corp.	1,599	22,962
Tetra Tech, Inc.	1,320	93,218
Timken Co.	1,582	51,162
Toro Co.	2,483	161,618
Trex Co., Inc.*	1,356	108,670
Trinity Industries, Inc.	2,360	37,925
Valmont Industries, Inc.	519	55,004
Watsco, Inc.	783	123,737
Werner Enterprises, Inc.	1,039	37,674
Woodward, Inc.	1,352	80,363
XPO Logistics, Inc.*	2,230	108,713

		4,878,796

INFORMATION TECHNOLOGY (15.6%)
ACI Worldwide, Inc.*	2,759	66,630
Arrow Electronics, Inc.*	1,885	97,775
Avnet, Inc.	2,363	59,311
Belden, Inc.	930	33,554
Blackbaud, Inc.	1,230	68,327
Cabot Microelectronics Corp.	710	81,039
CACI International, Inc. Cl A*	575	121,411
CDK Global, Inc.	2,866	94,148
Ceridian HCM Hldg., Inc.*	2,391	119,717
Ciena Corp.*	3,735	148,690
Cirrus Logic, Inc.*	1,388	91,094
Cognex Corp.	4,063	171,540
Coherent, Inc.*	567	60,335
CommVault Systems, Inc.*	1,013	41,006
CoreLogic, Inc.	1,903	58,118
Cree, Inc.*	2,585	91,664
Cypress Semiconductor Corp.	8,848	206,335
Fair Isaac Corp.*	691	212,614
First Solar, Inc.*	1,810	65,269
II-VI, Inc.*	2,095	59,708
InterDigital, Inc.	727	32,446
J2 Global, Inc.	1,116	83,533
Jabil, Inc.	3,334	81,950
KBR, Inc.	3,317	68,596
Littelfuse, Inc.	577	76,983
LiveRamp Hldgs., Inc.*	950	31,274
LogMeIn, Inc.	1,171	97,521
Lumentum Hldgs., Inc.*	1,829	134,797
Manhattan Associates, Inc.*	1,555	77,470
MAXIMUS, Inc.	1,442	83,924

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

MKS Instruments, Inc.	1,370	111,587
Monolithic Power Systems, Inc.	951	159,254
National Instruments Corp.	2,845	94,113
NCR Corp.*	2,993	52,976
NetScout Systems, Inc.*	1,619	38,322
Perspecta, Inc.	3,341	60,940
PTC, Inc.*	2,518	154,127
Sabre Corp.	6,996	41,486
Science Applications International Corp.	1,161	86,645
Semtech Corp.*	1,633	61,238
Silicon Laboratories, Inc.*	1,045	89,253
SolarEdge Technologies, Inc.*	1,185	97,028
Synaptics, Inc.*	792	45,833
SYNNEX Corp.	979	71,565
Tech Data Corp.*	831	108,736
Teradata Corp.*	2,586	52,987
Teradyne, Inc.	3,966	214,838
Trimble, Inc.*	6,058	192,826
Tyler Technologies, Inc.*	919	272,539
Universal Display Corp.	1,011	133,230
ViaSat, Inc.*	1,388	49,857
Vishay Intertechnology, Inc.	3,172	45,709
WEX, Inc.*	999	104,445

		5,056,313

MATERIALS (5.6%)
Allegheny Technologies, Inc.*	3,053	25,950
AptarGroup, Inc.	1,528	152,097
Ashland Global Hldgs., Inc.	1,462	73,202
Cabot Corp.	1,336	34,896
Carpenter Technology Corp.	1,180	23,010
Chemours Co.	3,955	35,081
Commercial Metals Co.	2,893	45,680
Compass Minerals International, Inc.	797	30,661
Domtar Corp.	1,341	29,019
Eagle Materials, Inc.	954	55,733
Greif, Inc. Cl A	639	19,867
Ingevity Corp.*	997	35,094
Louisiana-Pacific Corp.	2,933	50,389
Minerals Technologies, Inc.	819	29,697
NewMarket Corp.	177	67,768
O-I Glass, Inc.	3,696	26,279
Olin Corp.	3,846	44,883
PolyOne Corp.	2,164	41,051
Reliance Steel & Aluminum Co.	1,542	135,064
Royal Gold, Inc.	1,565	137,266
RPM International, Inc.	3,160	188,020
Scotts Miracle-Gro Co.	919	94,106
Sensient Technologies Corp.	1,011	43,989
Silgan Hldgs., Inc.	1,862	54,035
Sonoco Products Co.	2,428	112,538
Steel Dynamics, Inc.	5,002	112,745
United States Steel Corp.	4,204	26,527
Valvoline, Inc.	4,448	58,224
Worthington Industries, Inc.	897	23,546

		1,806,417

REAL ESTATE (9.6%)
American Campus Communities, Inc.	3,209	89,050
Brixmor Property Group, Inc.	7,030	66,785
Camden Property Trust	2,366	187,482
CoreCivic, Inc.	2,962	33,085
CoreSite Realty Corp.	948	109,873
Corporate Office Properties Trust	2,681	59,330
Cousins Properties, Inc.	3,536	103,499

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

CyrusOne, Inc.	2,731	168,639
Diversified Healthcare Trust	5,688	20,647
Douglas Emmett, Inc.	3,975	121,277
EastGroup Properties, Inc.	938	98,002
EPR Properties	1,853	44,880
First Industrial Realty Trust, Inc.	3,065	101,850
GEO Group, Inc.	3,173	38,584
Healthcare Realty Trust, Inc.	3,231	90,242
Highwoods Properties, Inc.	2,565	90,852
JBG SMITH Properties	2,892	92,052
Jones Lang LaSalle, Inc.	1,221	123,297
Kilroy Realty Corp.	2,388	152,116
Lamar Advertising Co. Cl A	2,119	108,662
Life Storage, Inc.	1,110	104,950
Macerich Co.	2,724	15,336
Mack-Cali Realty Corp.	2,201	33,521
Medical Properties Trust, Inc.	12,347	213,480
National Retail Properties, Inc.	4,114	132,430
Omega Healthcare Investors, Inc.	5,117	135,805
Park Hotels & Resorts, Inc.	6,227	49,256
Pebblebrook Hotel Trust	3,285	35,774
PotlatchDeltic Corp.	1,627	51,071
PS Business Parks, Inc.	494	66,947
Rayonier, Inc.	3,214	75,690
Sabra Health Care REIT, Inc.	5,043	55,070
Service Properties Trust	3,980	21,492
Spirit Realty Capital, Inc.	2,326	60,825
Taubman Centers, Inc.	1,451	60,768
Urban Edge Properties	2,787	24,553
Weingarten Realty Investors	2,958	42,684

		3,079,856

UTILITIES (5.0%)
ALLETE, Inc.	1,300	78,884
Black Hills Corp.	1,484	95,021
Essential Utilities, Inc.	5,209	212,006
Hawaiian Electric Industries, Inc.	2,686	115,632
IDACORP, Inc.	1,244	109,211
MDU Resources Group, Inc.	4,913	105,629
National Fuel Gas Co.	2,096	78,160
New Jersey Resources Corp.	2,295	77,961
NorthWestern Corp.	1,225	73,292
OGE Energy Corp.	4,738	145,599
ONE Gas, Inc.	1,271	106,281
PNM Resources, Inc.	1,909	72,542
Southwest Gas Hldgs., Inc.	1,335	92,863
Spire, Inc.	1,236	92,057
UGI Corp.	4,948	131,963

		1,587,101

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $44,848,140) 99.8%		31,936,774

TOTAL INVESTMENTS (Cost: $44,848,140) 99.8%		31,936,774

OTHER NET ASSETS 0.2%		52,043

NET ASSETS 100.0%		$31,988,817

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.3%)
iShares Core MSCI EAFE ETF	29,158	1,454,693
iShares Core MSCI Emerging Markets ETF	10,235	414,210
iShares Core MSCI Europe ETF	5,913	219,254
iShares Core MSCI Pacific ETF	2,584	119,794
iShares MSCI EAFE ETF	58,508	3,127,838
iShares MSCI EAFE Growth ETF	10,164	722,762
iShares MSCI EAFE Value ETF	18,240	650,985
Vanguard FTSE Developed Markets ETF	31,188	1,039,808
Vanguard FTSE Europe ETF	6,207	268,639
Vanguard FTSE Pacific ETF	3,092	170,555

		8,188,538

TOTAL COMMON STOCKS (Cost: $10,540,435) 98.3%		8,188,538

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, New York Time Deposit	0.15	04/01/20	156,415	156,415

TOTAL TEMPORARY CASH INVESTMENT (Cost: $156,415) 1.9%				156,415

TOTAL INVESTMENTS (Cost: $10,696,850) 100.2%				8,344,953

OTHER NET ASSETS -0.2%				(12,511)

NET ASSETS 100.0%				$8,332,442

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (72.3%)
U.S. Treasury Note	AA+	1.25	08/31/24	445,000	462,626
U.S. Treasury Note	AA+	1.38	06/30/23	550,000	569,014
U.S. Treasury Note	AA+	1.38	09/30/23	685,000	710,072
U.S. Treasury Note	AA+	1.50	10/31/21	410,000	418,280
U.S. Treasury Note	AA+	1.50	02/28/23	685,000	709,457
U.S. Treasury Note	AA+	1.50	09/30/24	135,000	141,866
U.S. Treasury Note	AA+	1.50	08/15/26	825,000	875,048
U.S. Treasury Note	AA+	1.63	06/30/20	150,000	150,569
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	256,293
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	880,494
U.S. Treasury Note	AA+	1.63	09/30/26	480,000	513,787
U.S. Treasury Note	AA+	1.75	12/31/20	275,000	278,416
U.S. Treasury Note	AA+	1.75	11/30/21	275,000	282,015
U.S. Treasury Note	AA+	1.75	02/28/22	410,000	421,900
U.S. Treasury Note	AA+	1.88	05/31/22	550,000	569,486
U.S. Treasury Note	AA+	2.00	11/30/20	275,000	278,459
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	731,880
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	732,468
U.S. Treasury Note	AA+	2.13	05/15/25	280,000	304,128
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	578,256
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	632,930
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	595,525
U.S. Treasury Note	AA+	2.50	02/28/26	550,000	614,432
U.S. Treasury Note	AA+	2.75	09/30/20	135,000	136,751
U.S. Treasury Note	AA+	2.75	05/31/23	450,000	484,840
U.S. Treasury Note	AA+	2.88	05/31/25	1,005,000	1,131,135

					13,460,127

U.S. GOVERNMENT AGENCIES (0.1%)
NON-MORTGAGE-BACKED OBLIGATIONS (0.1%)
Tennessee Valley Authority Strip	NR	0.00	11/01/20	25,000	24,865

CORPORATE DEBT (27.0%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	3.00	02/15/22	55,000	55,456
Discovery Communications LLC	BBB-	3.50	06/15/22	70,000	71,243
Omnicom Group, Inc.	BBB+	3.63	05/01/22	55,000	55,915
ViacomCBS, Inc.	BBB	3.25	03/15/23	70,000	67,509

					250,123

CONSUMER DISCRETIONARY (3.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	15,000	15,443
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	5,000	5,137
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,213
AutoZone, Inc.	BBB	4.00	11/15/20	20,000	19,996
Dollar General Corp.	BBB	3.25	04/15/23	30,000	30,507
eBay, Inc.	BBB+	2.88	08/01/21	60,000	59,444
Expedia Group, Inc.	BBB	5.95	08/15/20	55,000	54,255
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	55,000	54,557
Gap, Inc.	BB	5.95	04/12/21	55,000	50,105
Harman International Industries, Inc.	A	4.15	05/15/25	55,000	57,006
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	16,957
Lowe’s Cos, Inc.	BBB+	4.00	04/15/25	35,000	37,415
Marriott International, Inc.	BBB	3.13	02/15/23	55,000	47,121
Marriott International, Inc.	BBB	3.38	10/15/20	20,000	19,258
Newell Brands, Inc.	BB+	4.70	08/15/20	15,000	15,221
NVR, Inc.	BBB+	3.95	09/15/22	55,000	55,007

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	10,000	9,616
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	67,671
Tupperware Brands Corp.	B-	4.75	06/01/21	55,000	33,822
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	70,000	59,150

					717,901

CONSUMER STAPLES (2.7%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	55,000	53,691
Flowers Foods, Inc.	BBB	4.38	04/01/22	55,000	58,204
Ingredion, Inc.	BBB	4.63	11/01/20	10,000	10,006
Kellogg Co.	BBB	2.65	12/01/23	55,000	55,379
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	81,210
Kroger Co.	BBB	2.95	11/01/21	55,000	55,575
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,077
Procter & Gamble Co.	AA-	2.45	03/25/25	100,000	104,832
Sysco Corp.	BBB-	2.60	10/01/20	55,000	54,480

					498,454

ENERGY (0.7%)
Diamond Offshore Drilling, Inc.	CCC+	3.45	11/01/23	40,000	11,800
Energen Corp.	BBB-	4.63	09/01/21	55,000	53,095
EQT Corp.	BB+	4.88	11/15/21	9,000	7,310
Marathon Oil Corp.	BBB-	2.80	11/01/22	55,000	42,098
SESI LLC	CC	7.13	12/15/21	60,000	11,100
Valaris PLC	B-	4.88	06/01/22	55,000	11,962

					137,365

FINANCIALS (7.7%)
Aflac, Inc.	A-	3.63	06/15/23	15,000	14,971
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	57,846
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	57,718
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	65,198
Assurant, Inc.	BBB	4.00	03/15/23	55,000	56,741
Block Financial LLC	BBB	5.50	11/01/22	70,000	70,379
Capital One Financial Corp.	BBB	4.75	07/15/21	55,000	56,650
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	21,035
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	75,133
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	69,243
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	71,429
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	74,322
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	53,521
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	42,238
Legg Mason, Inc.	BBB	3.95	07/15/24	55,000	54,582
Lincoln National Corp.	A-	4.00	09/01/23	55,000	55,010
Morgan Stanley	BBB+	3.13	01/23/23	70,000	71,593
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	60,202
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	43,538
Regions Financial Corp.	BBB+	2.75	08/14/22	75,000	74,162
Signet UK Finance PLC	B+	4.70	06/15/24	55,000	44,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	55,956
Synchrony Financial	BBB-	3.70	08/04/26	40,000	36,443
Unum Group	BBB	4.00	03/15/24	55,000	54,342
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	55,095
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	47,244

					1,438,591

HEALTH CARE (3.0%)
AbbVie, Inc.	A-	2.85	05/14/23	70,000	70,957
Aetna, Inc.	BBB	2.80	06/15/23	70,000	70,432
Anthem, Inc.	A	3.13	05/15/22	55,000	55,942
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	55,000	55,758
CVS Health Corp.	BBB	3.38	08/12/24	15,000	15,478

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

CVS Health Corp.	BBB	3.88	07/20/25	40,000	41,330
Humana, Inc.	BBB+	3.85	10/01/24	70,000	71,198
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	15,000	15,467
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	10,000	10,059
Owens & Minor, Inc.	B-	3.88	09/15/21	55,000	52,387
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	37,503
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	54,994

					551,505

INDUSTRIALS (1.3%)
Deere & Co.	A	2.75	04/15/25	35,000	36,239
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	54,766
General Dynamics Corp.	A	3.25	04/01/25	35,000	36,872
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	52,864
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	54,544

					235,285

INFORMATION TECHNOLOGY (2.3%)
Avnet, Inc.	BBB-	3.75	12/01/21	30,000	30,574
Avnet, Inc.	BBB-	5.88	06/15/20	25,000	25,201
Fiserv, Inc.	BBB	4.75	06/15/21	50,000	50,783
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	25,992
Intel Corp.	A+	3.40	03/25/25	75,000	81,000
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	54,829
Juniper Networks, Inc.	BBB	4.50	03/15/24	40,000	42,198
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	55,000	55,003
NortonLifeLock, Inc.	BB-	4.20	09/15/20	55,000	54,381

					419,961

MATERIALS (0.7%)
Domtar Corp.	BBB-	4.40	04/01/22	55,000	56,276
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	5,000	4,797
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,050
Sherwin-Williams Co.	BBB	2.25	05/15/20	5,000	5,002
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	53,762

					139,887

REAL ESTATE (2.2%)
Boston Properties LP	A-	3.80	02/01/24	80,000	84,127
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	55,000	60,364
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	70,255
Diversified Healthcare Trust	BB+	4.75	05/01/24	15,000	13,893
Healthpeak Properties, Inc.	BBB+	3.15	08/01/22	20,000	20,023
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	39,738
Mack-Cali Realty LP	BB	4.50	04/18/22	25,000	23,224
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	49,701
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	19,380
Service Properties Trust	BBB-	5.00	08/15/22	35,000	25,041

					405,746

UTILITIES (1.2%)
Entergy Corp.	BBB	5.13	09/15/20	40,000	39,991
Exelon Corp.	BBB	5.15	12/01/20	40,000	40,389
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	25,000	25,003
National Fuel Gas Co.	BBB-	4.90	12/01/21	55,000	53,857
Southern Co.	BBB+	3.25	07/01/26	70,000	70,600

					229,840

TOTAL CORPORATE DEBT					5,024,658

TOTAL LONG-TERM DEBT SECURITIES (Cost: $18,251,239) 99.4%					18,509,650

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	0.15	04/01/20	44,644	44,644

TOTAL TEMPORARY CASH INVESTMENT (Cost: $44,644) 0.2%				44,644

TOTAL INVESTMENTS (Cost: $18,295,883) 99.6%				18,554,294

OTHER NET ASSETS 0.4%				75,516

NET ASSETS 100.0%				$18,629,810

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.3%)
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	740,306
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	277,586
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	826,179
U.S. Treasury Note	AA+	1.50	09/30/24	650,000	683,059
U.S. Treasury Note	AA+	1.50	08/15/26	450,000	477,299
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,134,682
U.S. Treasury Note	AA+	2.25	02/15/27	920,000	1,026,519
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,745,488
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,198,083
U.S. Treasury Note	AA+	2.38	05/15/27	1,330,000	1,500,718
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,221,915
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	984,909
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	102,651
U.S. Treasury Strip	AA+	0.00	08/15/25	420,000	407,183
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	403,746
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	394,370
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	389,101
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	183,070
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	177,778
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	170,909

					14,045,551

U.S. GOVERNMENT AGENCIES (30.5%)
MORTGAGE-BACKED OBLIGATIONS (30.5%)
FHLMC	AA+	1.20	01/15/47	61,880	61,299
FHLMC	AA+	2.50	12/01/27	28,121	29,253
FHLMC	AA+	2.50	10/01/34	94,698	98,282
FHLMC	AA+	2.50	10/01/49	98,368	101,946
FHLMC	AA+	3.00	02/01/32	62,001	65,114
FHLMC	AA+	3.00	11/01/39	98,133	102,946
FHLMC	AA+	3.00	11/01/39	97,163	102,598
FHLMC	AA+	3.00	11/01/42	22,592	23,760
FHLMC	AA+	3.00	03/01/43	32,799	34,681
FHLMC	AA+	3.00	04/01/43	30,100	31,827
FHLMC	AA+	3.00	04/01/43	246,509	260,638
FHLMC	AA+	3.00	04/01/43	193,959	205,132
FHLMC	AA+	3.00	09/15/43	60,348	63,521
FHLMC	AA+	3.00	04/15/45	75,211	77,664
FHLMC	AA+	3.00	09/01/46	41,812	44,055
FHLMC	AA+	3.00	09/01/46	77,429	81,870
FHLMC	AA+	3.00	11/01/46	37,742	39,195
FHLMC	AA+	3.00	05/01/49	98,382	103,242
FHLMC	AA+	3.00	11/01/49	63,165	66,859
FHLMC	AA+	3.00	11/01/49	98,704	103,483
FHLMC	AA+	3.50	02/01/35	82,906	89,114
FHLMC	AA+	3.50	02/01/36	51,891	55,807
FHLMC	AA+	3.50	01/01/41	88,681	95,108
FHLMC	AA+	3.50	06/01/43	50,112	53,482
FHLMC	AA+	3.50	01/01/44	244,695	262,658
FHLMC	AA+	3.50	05/15/44	33,360	34,745
FHLMC	AA+	3.50	11/01/45	54,145	58,281
FHLMC	AA+	3.50	11/01/47	81,554	86,529
FHLMC	AA+	3.50	12/01/47	80,440	85,357
FHLMC	AA+	3.50	07/01/49	88,669	94,531
FHLMC	AA+	4.00	02/01/25	57,556	60,558
FHLMC	AA+	4.00	05/01/25	41,038	43,159
FHLMC	AA+	4.00	11/01/33	63,870	67,280
FHLMC	AA+	4.00	01/01/38	39,868	44,093
FHLMC	AA+	4.00	06/15/38	100,000	107,618
FHLMC	AA+	4.00	01/15/40	100,000	108,807

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FHLMC	AA+	4.00	10/01/44	76,579	82,844
FHLMC	AA+	4.00	05/01/47	78,501	84,091
FHLMC	AA+	4.00	09/01/48	146,945	156,942
FHLMC	AA+	4.00	10/01/48	68,967	73,527
FHLMC	AA+	4.00	04/01/49	252,642	272,347
FHLMC	AA+	4.50	08/15/35	33,951	37,218
FHLMC	AA+	4.50	05/01/48	73,685	79,627
FHLMC	AA+	4.50	05/01/48	49,469	53,311
FHLMC	AA+	5.00	02/01/26	34,673	37,378
FHLMC Strip	AA+	3.00	01/15/43	78,585	84,525
FHLMC Strip	AA+	3.50	10/15/47	47,246	50,819
FNMA	AA+	2.25	01/01/28	29,366	30,666
FNMA	AA+	2.50	03/01/50	100,000	103,699
FNMA	AA+	2.68	12/01/26	75,000	80,225
FNMA	AA+	2.92	07/01/27	47,577	51,271
FNMA	AA+	3.00	05/25/31	98,132	105,063
FNMA	AA+	3.00	09/01/33	43,410	46,207
FNMA	AA+	3.00	03/01/36	54,316	57,596
FNMA	AA+	3.00	01/01/40	98,722	103,684
FNMA	AA+	3.00	04/25/42	74,736	78,851
FNMA	AA+	3.00	12/01/42	22,985	24,174
FNMA	AA+	3.00	04/01/43	22,192	23,342
FNMA	AA+	3.00	02/01/45	26,711	28,357
FNMA	AA+	3.00	03/01/45	19,091	20,070
FNMA	AA+	3.00	07/01/46	35,202	37,188
FNMA	AA+	3.00	01/01/47	39,865	41,389
FNMA	AA+	3.50	07/01/34	91,567	97,206
FNMA	AA+	3.50	10/01/34	49,591	53,347
FNMA	AA+	3.50	01/01/43	22,894	24,445
FNMA	AA+	3.50	08/01/43	37,177	39,878
FNMA	AA+	3.50	08/01/43	78,827	84,169
FNMA	AA+	3.50	08/01/44	93,118	98,498
FNMA	AA+	3.50	08/25/44	67,684	70,740
FNMA	AA+	3.50	04/01/45	57,777	61,975
FNMA	AA+	3.50	05/01/45	107,095	114,199
FNMA	AA+	3.50	10/01/45	118,845	127,470
FNMA	AA+	3.50	02/01/46	74,083	79,399
FNMA	AA+	3.50	02/01/46	50,110	53,414
FNMA	AA+	3.50	02/01/47	72,254	77,613
FNMA	AA+	3.50	09/01/47	144,018	153,822
FNMA	AA+	3.50	09/01/47	167,304	177,463
FNMA	AA+	3.50	04/01/48	40,084	42,448
FNMA	AA+	3.50	08/01/49	140,518	148,564
FNMA	AA+	3.53	01/01/26	100,000	111,532
FNMA	AA+	4.00	07/25/26	27,232	28,851
FNMA	AA+	4.00	05/25/29	42,554	45,859
FNMA	AA+	4.00	01/01/31	72,729	79,405
FNMA	AA+	4.00	10/01/36	26,244	28,659
FNMA	AA+	4.00	05/01/43	146,777	158,398
FNMA	AA+	4.00	01/01/44	193,939	209,781
FNMA	AA+	4.00	11/01/45	40,061	43,330
FNMA	AA+	4.00	02/01/47	58,034	62,758
FNMA	AA+	4.00	05/01/48	150,177	160,606
FNMA	AA+	4.00	07/01/56	33,819	37,598
FNMA	AA+	4.50	05/01/30	183,102	199,471
FNMA	AA+	4.50	12/01/39	73,182	79,730
FNMA	AA+	4.50	07/01/40	121,788	134,374
FNMA	AA+	4.50	07/01/42	169,675	185,458
FNMA	AA+	4.50	04/01/44	34,735	38,279
FNMA	AA+	4.50	11/01/47	65,348	71,199
FNMA	AA+	4.50	11/01/47	73,648	79,961
FNMA	AA+	4.50	11/01/47	60,248	65,182

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	4.50	02/01/49	39,147	42,079
FNMA	AA+	5.00	10/01/25	60,184	64,940
FNMA	AA+	5.00	08/01/37	72,946	80,792
FNMA	AA+	5.00	09/25/40	78,500	81,338
FNMA	AA+	5.50	09/01/25	61,005	66,703
FNMA	AA+	5.50	05/01/38	73,753	83,479
FNMA	AA+	6.00	01/01/25	58,279	64,424
FNMA	AA+	6.00	03/01/36	20,508	23,219
FNMA	AA+	6.00	04/01/37	16,563	18,696
FNMA	AA+	6.00	12/01/37	35,116	40,337
FNMA	AA+	6.50	05/01/32	54,166	60,016
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	41,605	42,198
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	39,085	41,260
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	47,134	49,944
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	24,043	25,586
GNMA (2)	AA+	2.68	10/16/47	44,132	44,189
GNMA (2)	AA+	3.00	07/16/36	39,382	41,499
GNMA (2)	AA+	3.00	01/15/46	72,247	76,998
GNMA (2)	AA+	3.00	03/15/46	82,650	88,086
GNMA (2)	AA+	3.00	07/15/46	67,448	71,887
GNMA (2)	AA+	3.00	02/20/47	54,125	57,229
GNMA (2)	AA+	3.50	05/20/31	88,474	96,573
GNMA (2)	AA+	3.50	02/20/42	36,621	38,469
GNMA (2)	AA+	3.50	07/15/42	37,378	40,329
GNMA (2)	AA+	3.50	03/20/45	62,959	67,088
GNMA (2)	AA+	3.50	05/20/45	54,967	59,562
GNMA (2)	AA+	4.00	04/15/24	109,976	115,835
GNMA (2)	AA+	4.00	01/20/41	30,857	33,494
GNMA (2)	AA+	4.00	08/15/41	30,570	33,273
GNMA (2)	AA+	4.00	12/15/41	36,857	39,894
GNMA (2)	AA+	4.00	08/20/42	24,309	26,398
GNMA (2)	AA+	4.50	10/15/40	53,375	60,610
GNMA (2)	AA+	5.00	04/15/39	30,772	35,163
GNMA (2)	AA+	5.00	06/20/39	24,260	27,537
GNMA (2)	AA+	5.50	01/15/36	63,218	68,787

					10,121,895

CORPORATE DEBT (26.6%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	3.00	02/15/22	85,000	85,705
AT&T, Inc.	BBB	3.00	06/30/22	20,000	20,169
Discovery Communications LLC	BBB-	3.50	06/15/22	105,000	106,864
Omnicom Group, Inc.	BBB+	3.63	05/01/22	20,000	20,333
ViacomCBS, Inc.	BBB	3.25	03/15/23	105,000	101,264

					334,335

CONSUMER DISCRETIONARY (4.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	20,000	20,591
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	20,000	20,549
Amazon.com, Inc.	AA-	5.20	12/03/25	105,000	125,706
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	39,875
AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,320
AutoZone, Inc.	BBB	4.00	11/15/20	65,000	64,985
Brinker International, Inc.	BB-	3.88	05/15/23	85,000	55,037
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,437
eBay, Inc.	BBB+	2.88	08/01/21	105,000	104,027
Expedia Group, Inc.	BBB	5.95	08/15/20	85,000	83,848
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	84,315
Gap, Inc.	BB	5.95	04/12/21	105,000	95,654
Harman International Industries, Inc.	A	4.15	05/15/25	105,000	108,830
Hyatt Hotels Corp.	BBB	5.38	08/15/21	5,000	4,836
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	33,913
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	39,686
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	32,070

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Marriott International, Inc.	BBB	3.13	02/15/23	65,000	55,688
Marriott International, Inc.	BBB	3.38	10/15/20	65,000	62,589
Mattel, Inc.	B-	3.15	03/15/23	40,000	37,600
Newell Brands, Inc.	BB+	4.70	08/15/20	65,000	65,958
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,011
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	70,401
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	45,954
Tupperware Brands Corp.	B-	4.75	06/01/21	85,000	52,271
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	38,857
Whirlpool Corp.	BBB	4.85	06/15/21	20,000	20,341
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	71,400

					1,621,749

CONSUMER STAPLES (1.6%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	15,000	15,181
Edgewell Personal Care Co.	BB	4.70	05/19/21	85,000	82,977
Flowers Foods, Inc.	BBB	4.38	04/01/22	85,000	89,952
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	65,040
Kroger Co.	BBB	2.95	11/01/21	100,000	101,045
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	43,653
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	65,200
Sysco Corp.	BBB-	3.75	10/01/25	75,000	74,763

					537,811

ENERGY (1.5%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	39,793
Diamond Offshore Drilling, Inc.	CCC+	3.45	11/01/23	65,000	19,175
Energen Corp.	BBB-	4.63	09/01/21	85,000	82,055
EQT Corp.	BB+	4.88	11/15/21	20,000	16,244
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	104,942
Marathon Oil Corp.	BBB-	2.80	11/01/22	85,000	65,060
Marathon Petroleum Corp.	BBB	5.13	03/01/21	70,000	67,869
Murphy Oil Corp.	BB+	4.45	12/01/22	75,000	54,289
SESI LLC	CC	7.13	12/15/21	95,000	17,575
Valaris PLC	B-	4.88	06/01/22	85,000	18,487

					485,489

FINANCIALS (6.4%)
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	42,070
American Express Co.	BBB	3.63	12/05/24	105,000	108,747
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	105,117
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	110,419
Block Financial LLC	BBB	5.25	10/01/25	65,000	65,800
Block Financial LLC	BBB	5.50	11/01/22	45,000	45,244
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,549
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	110,047
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	75,000	78,882
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	112,700
Genworth Hldgs., Inc.	B	7.20	02/15/21	35,000	32,812
Genworth Hldgs., Inc.	B	7.63	09/24/21	25,000	23,755
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	110,874
Kemper Corp.	BBB	4.35	02/15/25	40,000	40,974
Lincoln National Corp.	A-	4.00	09/01/23	85,000	85,015
Lincoln National Corp.	A-	4.85	06/24/21	20,000	19,945
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	65,000	67,119
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	87,037
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	107,786
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,172
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	22,017
Reinsurance Group of America, Inc.	A	5.00	06/01/21	65,000	67,409
Signet UK Finance PLC	B+	4.70	06/15/24	105,000	84,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	30,521
Synchrony Financial	BBB-	3.70	08/04/26	55,000	50,109
Travelers Cos., Inc.	A	3.90	11/01/20	50,000	50,416
Unum Group	BBB	4.00	03/15/24	105,000	103,743

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	105,181
Wells Fargo & Co.	BBB+	3.45	02/13/23	85,000	87,393
Wells Fargo & Co.	BBB+	4.13	08/15/23	20,000	20,619
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	34,360

					2,117,832

HEALTH CARE (2.1%)
Anthem, Inc.	A	3.30	01/15/23	75,000	76,026
Anthem, Inc.	A	4.35	08/15/20	40,000	40,283
Biogen, Inc.	A-	4.05	09/15/25	50,000	52,875
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	86,172
Express Scripts Hldg. Co.	A-	3.50	06/15/24	40,000	40,053
Humana, Inc.	BBB+	3.85	10/01/24	65,000	66,112
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	40,000	41,246
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	20,000	20,118
Owens & Minor, Inc.	B-	3.88	09/15/21	45,000	42,862
Owens & Minor, Inc.	B-	4.38	12/15/24	60,000	48,000
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	15,348
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	69,648
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	104,989

					703,732

INDUSTRIALS (1.4%)
Deere & Co.	A	2.75	04/15/25	125,000	129,423
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	84,638
General Dynamics Corp.	A	3.25	04/01/25	65,000	68,476
Hexcel Corp.	BBB	4.70	08/15/25	80,000	87,916
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	112,097

					482,550

INFORMATION TECHNOLOGY (2.7%)
Applied Materials, Inc.	A-	3.90	10/01/25	105,000	110,676
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	19,313
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	24,839
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,206
Avnet, Inc.	BBB-	5.88	06/15/20	25,000	25,201
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	105,000	111,288
Fiserv, Inc.	BBB	4.75	06/15/21	20,000	20,313
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	88,372
Ingram Micro, Inc.	NR	5.00	08/10/22	20,000	16,193
Ingram Micro, Inc.	NR	5.45	12/15/24	15,000	12,249
Intel Corp.	A+	3.40	03/25/25	100,000	108,001
Juniper Networks, Inc.	BBB	4.50	03/15/24	65,000	68,572
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	109,662
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	85,000	85,004
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	19,806
NortonLifeLock, Inc.	BB-	4.20	09/15/20	85,000	84,044

					908,739

MATERIALS (2.5%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	75,000	68,478
Domtar Corp.	BBB-	4.40	04/01/22	105,000	107,437
Dow Chemical Co.	BBB	3.50	10/01/24	100,000	98,894
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	49,496
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	81,542
Kinross Gold Corp.	BBB-	5.13	09/01/21	85,000	85,213
Methanex Corp.	BB+	5.25	03/01/22	15,000	13,757
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	43,325
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	110,529
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	83,087
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	18,841
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	62,392

					822,991

REAL ESTATE (1.6%)
Boston Properties LP	A-	3.85	02/01/23	65,000	65,680
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	84,884

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	80,096
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	84,443
Mack-Cali Realty LP	BB	4.50	04/18/22	105,000	97,543
National Retail Properties, Inc.	BBB+	3.30	04/15/23	20,000	20,161
Service Properties Trust	BBB-	5.00	08/15/22	95,000	67,969
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	10,000	10,066
Welltower, Inc.	BBB+	3.75	03/15/23	15,000	15,103

					525,945

UTILITIES (0.9%)
Entergy Corp.	BBB	5.13	09/15/20	50,000	49,989
Exelon Corp.	BBB	5.15	12/01/20	65,000	65,633
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	20,000	20,002
National Fuel Gas Co.	BBB-	4.90	12/01/21	65,000	63,649
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	36,213
UIL Hldgs. Corp.	BBB	4.63	10/01/20	55,000	55,142

					290,628

TOTAL CORPORATE DEBT					8,831,801

TOTAL LONG-TERM DEBT SECURITIES (Cost: $32,261,864) 99.4%					32,999,247

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit		0.15	04/01/20	209,721	209,721

TOTAL TEMPORARY CASH INVESTMENT (Cost: $209,721) 0.7%					209,721

TOTAL INVESTMENTS (Cost: $32,471,585) 100.1%					33,208,968

OTHER NET ASSETS -0.1%					(16,896)

NET ASSETS 100.0%					$33,192,072

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.8%)	1,595,257	2,448,953
Equity Index Portfolio (21.7%)	419,485	1,618,647
International Portfolio (4.6%)	490,695	341,170
Mid-Cap Equity Index Portfolio (3.8%)	179,104	282,097
Mid-Term Bond Portfolio (37.1%)	2,543,341	2,773,900

TOTAL INVESTMENTS (Cost: $8,002,515) 100.0%		7,464,767

OTHER NET ASSETS -0.0% (1)		(630)

NET ASSETS 100.0%		$7,464,137

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.9%)	3,868,192	5,938,240
Equity Index Portfolio (31.9%)	1,641,753	6,334,960
International Portfolio (8.7%)	2,471,199	1,718,170
Mid-Cap Equity Index Portfolio (11.7%)	1,478,047	2,327,994
Mid-Term Bond Portfolio (17.8%)	3,231,883	3,524,859

TOTAL INVESTMENTS (Cost: $22,836,442) 100.0%		19,844,223

OTHER NET ASSETS -0.0% (1)		(2,357)

NET ASSETS 100.0%		$19,841,866

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (24.9%)	642,696	986,632
Equity Index Portfolio (34.9%)	358,040	1,381,555
International Portfolio (14.1%)	805,105	559,772
Mid-Cap Equity Index Portfolio (17.3%)	435,462	685,873
Small Cap Growth Portfolio (4.9%)	169,970	195,547
Small Cap Value Portfolio (3.9%)	161,130	155,717

TOTAL INVESTMENTS (Cost: $4,896,062) 100.0%		3,965,096

OTHER NET ASSETS -0.0% (1)		(357)

NET ASSETS 100.0%		$3,964,739

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.0%)	350,519	538,098
Equity Index Portfolio (18.7%)	81,366	313,962
Mid-Cap Equity Index Portfolio (3.9%)	42,065	66,255
Mid-Term Bond Portfolio (31.3%)	482,607	526,356
Money Market Portfolio (14.1%)	191,163	236,175

TOTAL INVESTMENTS (Cost: $1,759,216) 100.0%		1,680,846

OTHER NET ASSETS -0.0% (1)		(143)

NET ASSETS 100.0%		$1,680,703

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2010 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.1%)	61,748	94,792
Equity Index Portfolio (19.2%)	14,252	54,994
International Portfolio (2.4%)	9,978	6,937
Mid-Cap Equity Index Portfolio (5.7%)	10,347	16,296
Mid-Term Bond Portfolio (30.8%)	80,841	88,169
Money Market Portfolio (8.8%)	20,404	25,209

TOTAL INVESTMENTS (Cost: $306,195) 100.0%		286,397

OTHER NET ASSETS -0.0% (1)		(27)

NET ASSETS 100.0%		$286,370

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (31.3%)	1,042,889	1,600,986
Equity Index Portfolio (23.1%)	306,588	1,183,018
International Portfolio (3.4%)	249,842	173,710
Mid-Cap Equity Index Portfolio (7.6%)	247,884	390,428
Mid-Term Bond Portfolio (25.7%)	1,204,100	1,313,254
Money Market Portfolio (7.5%)	309,762	382,698
Small Cap Growth Portfolio (0.8%)	35,534	40,881
Small Cap Value Portfolio (0.6%)	32,017	30,942

TOTAL INVESTMENTS (Cost: $5,614,257) 100.0%		5,115,917

OTHER NET ASSETS -0.0% (1)		(427)

NET ASSETS 100.0%		$5,115,490

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.4%)	2,830,664	4,345,482
Equity Index Portfolio (27.7%)	1,062,924	4,101,460
International Portfolio (5.8%)	1,244,805	865,486
Mid-Cap Equity Index Portfolio (8.6%)	807,449	1,271,769
Mid-Term Bond Portfolio (22.7%)	3,076,698	3,355,607
Money Market Portfolio (2.5%)	303,357	374,785
Small Cap Growth Portfolio (1.9%)	238,479	274,366
Small Cap Value Portfolio (1.4%)	214,987	207,766

TOTAL INVESTMENTS (Cost: $16,716,030) 100.0%		14,796,721

OTHER NET ASSETS -0.0% (1)		(1,296)

NET ASSETS 100.0%		$14,795,425

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.3%)	3,144,271	4,826,915
Equity Index Portfolio (32.4%)	1,488,043	5,741,849
International Portfolio (7.8%)	1,997,714	1,388,966
Mid-Cap Equity Index Portfolio (10.3%)	1,158,635	1,824,904
Mid-Term Bond Portfolio (16.0%)	2,601,628	2,837,471
Small Cap Growth Portfolio (3.6%)	548,358	630,877
Small Cap Value Portfolio (2.6%)	472,766	456,885

TOTAL INVESTMENTS (Cost: $20,668,256) 100.0%		17,707,867

OTHER NET ASSETS -0.0% (1)		(1,583)

NET ASSETS 100.0%		$17,706,284

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.4%)	1,863,867	2,861,309
Equity Index Portfolio (35.7%)	1,039,393	4,010,660
International Portfolio (9.7%)	1,562,521	1,086,386
Mid-Cap Equity Index Portfolio (14.5%)	1,039,211	1,636,807
Mid-Term Bond Portfolio (6.8%)	701,890	765,518
Small Cap Growth Portfolio (4.5%)	444,047	510,869
Small Cap Value Portfolio (3.4%)	390,272	377,162

TOTAL INVESTMENTS (Cost: $13,611,649) 100.0%		11,248,711

OTHER NET ASSETS -0.0% (1)		(1,014)

NET ASSETS 100.0%		$11,247,697

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.4%)	670,346	1,029,079
Equity Index Portfolio (39.0%)	463,657	1,789,095
International Portfolio (11.5%)	763,391	530,769
Mid-Cap Equity Index Portfolio (17.5%)	509,693	802,790
Small Cap Growth Portfolio (5.4%)	214,580	246,872
Small Cap Value Portfolio (4.2%)	198,233	191,574

TOTAL INVESTMENTS (Cost: $5,699,005) 100.0%		4,590,179

OTHER NET ASSETS -0.0% (1)		(427)

NET ASSETS 100.0%		$4,589,752

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (16.3%)	375,069	575,785
Equity Index Portfolio (40.4%)	369,384	1,425,326
International Portfolio (13.4%)	680,060	472,831
Mid-Cap Equity Index Portfolio (17.8%)	398,389	627,481
Small Cap Equity Index Portfolio (0.3%)	14,286	9,572
Small Cap Growth Portfolio (6.6%)	201,973	232,367
Small Cap Value Portfolio (5.2%)	188,348	182,020

TOTAL INVESTMENTS (Cost: $4,467,882) 100.0%		3,525,382

OTHER NET ASSETS -0.0% (1)		(631)

NET ASSETS 100.0%		$3,524,751

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (14.2%)	167,542	257,201
Equity Index Portfolio (39.0%)	182,428	703,928
International Portfolio (14.1%)	364,853	253,674
Mid-Cap Equity Index Portfolio (19.0%)	217,507	342,584
Small Cap Equity Index Portfolio (0.3%)	7,406	4,962
Small Cap Growth Portfolio (7.7%)	120,337	138,446
Small Cap Value Portfolio (5.8%)	108,421	104,779

TOTAL INVESTMENTS (Cost: $2,306,237) 100.1%		1,805,574

OTHER NET ASSETS -0.1%		(2,469)

NET ASSETS 100.0%		$1,803,105

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.7%)	130,753	200,724
Equity Index Portfolio (37.5%)	167,255	645,381
International Portfolio (16.0%)	394,404	274,220
Mid-Cap Equity Index Portfolio (19.3%)	210,532	331,597
Small Cap Equity Index Portfolio (0.6%)	15,969	10,700
Small Cap Growth Portfolio (8.4%)	125,866	144,807
Small Cap Value Portfolio (6.4%)	113,144	109,344

TOTAL INVESTMENTS (Cost: $2,206,608) 99.9%		1,716,773

OTHER NET ASSETS 0.1%		2,385

NET ASSETS 100.0%		$1,719,158

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (12.4%)	24,452	37,537
Equity Index Portfolio (36.3%)	28,542	110,132
International Portfolio (16.3%)	70,946	49,327
Mid-Cap Equity Index Portfolio (18.5%)	35,629	56,118
Small Cap Equity Index Portfolio (0.0%)	236	159
Small Cap Growth Portfolio (9.6%)	25,173	28,961
Small Cap Value Portfolio (6.9%)	21,640	20,913

TOTAL INVESTMENTS (Cost: $390,030) 100.0%		303,147

OTHER NET ASSETS -0.0% (1)		(2)

NET ASSETS 100.0%		$303,145

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.9%)	15,516	23,818
Equity Index Portfolio (33.4%)	23,163	89,379
International Portfolio (19.8%)	76,256	53,019
Mid-Cap Equity Index Portfolio (20.8%)	35,333	55,652
Small Cap Equity Index Portfolio (1.5%)	6,018	4,032
Small Cap Growth Portfolio (8.8%)	20,516	23,604
Small Cap Value Portfolio (6.8%)	18,625	17,999

TOTAL INVESTMENTS (Cost: $346,864) 100.0%		267,503

OTHER NET ASSETS 0.0% (1)		—

NET ASSETS 100.0%		$267,503

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$2,997,472	42.6%
MID-TERM BOND PORTFOLIO	$21,035	0.1%
BOND PORTFOLIO	$78,882	0.2%

(1)	Percentage is less than 0.05%.
(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of March 31, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with no exception of securities. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2020. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of March 31, 2020:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock - Indexed	$74,595,889	-	-	$74,595,889
Temporary Cash Investment	-	$77,558	-	$77,558

	$74,595,889	$77,558	-	$74,673,447

All America Portfolio
Common Stock - Indexed	$6,617,466	-	-	$6,617,466
Common Stock - Active	$3,846,250	-	-	$3,846,250
Temporary Cash Investment	-	$341,706	-	$341,706

	$10,463,716	$341,706	-	$10,805,422

Small Cap Value Portfolio
Common Stock	$5,576,175	-	-	$5,576,175
Temporary Cash Investment	-	$304,117	-	$304,117

	$5,576,175	$304,117	-	$5,880,292

Small Cap Growth Portfolio
Common Stock	$8,313,224	-	-	$8,313,224
Temporary Cash Investment	-	$757,948	-	$757,948

	$8,313,224	$757,948	-	$9,071,172

Small Cap Equity Index Portfolio Portfolio
Common Stock - Indexed	$2,341,955	-	-	$2,341,955

Mid Cap Value Portfolio
Common Stock	$1,309,754	-	-	$1,309,754
Temporary Cash Investment	-	$124,116	-	$124,116

	$1,309,754	$124,116	-	$1,433,870

Mid-Cap Equity Index Portfolio
Common Stock - Indexed	$31,936,774	-	-	$31,936,774

International Portfolio
Common Stock	$8,188,538	-	-	$8,188,538
Temporary Cash Investment	-	$156,415	-	$156,415

	$8,188,538	$156,415	-	$8,344,953

Retirement Income Portfolio Portfolio
Common Stock	$1,680,846	-	-	$1,680,846

2010 Retirement Portfolio Portfolio
Common Stock	$286,397	-	-	$286,397

2015 Retirement Portfolio Portfolio
Common Stock	$5,115,917	-	-	$5,115,917

2020 Retirement Portfolio Portfolio
Common Stock	$14,796,721	-	-	$14,796,721

2025 Retirement Portfolio Portfolio
Common Stock	$17,707,867	-	-	$17,707,867

2030 Retirement Portfolio Portfolio
Common Stock	$11,248,711	-	-	$11,248,711

2035 Retirement Portfolio Portfolio
Common Stock	$4,590,179	-	-	$4,590,179

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

2040 Retirement Portfolio Portfolio
Common Stock	$3,525,382	-	-	$3,525,382

2045 Retirement Portfolio Portfolio
Common Stock	$1,805,574	-	-	$1,805,574

2050 Retirement Portfolio Portfolio
Common Stock	$1,716,773	-	-	$1,716,773

2055 Retirement Portfolio Portfolio
Common Stock	$303,147	-	-	$303,147

2060 Retirement Portfolio Portfolio
Common Stock	$267,503	-	-	$267,503

Conservative Allocation Portfolio Portfolio
Common Stock	$7,464,767	-	-	$7,464,767

Moderate Allocation Portfolio Portfolio
Common Stock	$19,844,223	-	-	$19,844,223

Aggressive Allocation Portfolio Portfolio
Common Stock	$3,965,096	-	-	$3,965,096

Mid-Term Bond Portfolio
U.S. Government Debt	-	$13,460,127	-	$13,460,127
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$24,865	-	$24,865
Long-Term Corporate Debt	-	$5,024,658	-	$5,024,658
Temporary Cash Investment	-	$44,644	-	$44,644

	-	$18,554,294	-	$18,554,294

Bond Portfolio
U.S. Government Debt	-	$14,045,551	-	$14,045,551
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$10,121,895	-	$10,121,895
Long-Term Corporate Debt	-	$8,831,801	-	$8,831,801
Temporary Cash Investment	-	$209,721	-	$209,721

	-	$33,208,968	-	$33,208,968

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio, Mid-Cap Equity Index Portfolio and a portion of the All America Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Investments in affiliated investment companies for period from January 27, 2020 (commencement of operations) through March 31, 2020 were as follows:

Affiliated Investment Company	Value as of January 27, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2020	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$-	$581,226	$753	$12,301	$(56,182)	$538,098	$-	$-
Equity Index Portfolio	-	429,714	(3,983)	(74,314)	(37,455)	313,962	-	-
Mid-Cap Equity Index Portfolio	-	101,677	(1,276)	(24,783)	(9,363)	66,255	-	-
Mid-Term Bond Portfolio	-	574,041	577	7,920	(56,182)	526,356	-	-
Money Market Portfolio	-	263,731	29	506	(28,091)	236,175	-	-

Total	$-	$1,950,389	$(3,900)	$(78,370)	$(187,273)	$1,680,846	$-	$-

2010 Retirement Portfolio
Bond Portfolio	$-	$107,358	$252	$2,413	$(15,231)	$94,792	$-	$-
Equity Index Portfolio	-	83,718	(3,870)	(14,700)	(10,154)	54,994	-	-
International Portfolio	-	10,510	(463)	(2,095)	(1,015)	6,937	-	-
Mid-Cap Equity Index Portfolio	-	28,030	(1,717)	(6,970)	(3,047)	16,296	-	-
Mid-Term Bond Portfolio	-	101,700	206	1,494	(15,231)	88,169	-	-
Money Market Portfolio	-	31,229	12	60	(6,092)	25,209	-	-

Total	$-	$362,545	$(5,580)	$(19,798)	$(50,770)	$286,397	$-	$-

2015 Retirement Portfolio
Bond Portfolio	$-	$1,580,116	$113	$40,725	$(19,968)	$1,600,986	$-	$-
Equity Index Portfolio	-	1,518,374	(4,743)	(314,924)	(15,689)	1,183,018	-	-
International Portfolio	-	230,697	(1,234)	(52,188)	(3,565)	173,710	-	-
Mid-Cap Equity Index Portfolio	-	565,084	(2,620)	(166,331)	(5,705)	390,428	-	-
Mid-Term Bond Portfolio	-	1,308,726	111	22,245	(17,828)	1,313,254	-	-
Money Market Portfolio	-	388,908	12	909	(7,131)	382,698	-	-
Small Cap Growth Portfolio	-	54,081	(246)	(12,241)	(713)	40,881	-	-
Small Cap Value Portfolio	-	48,571	(381)	(16,535)	(713)	30,942	-	-

Total	$-	$5,694,557	$(8,988)	$(498,340)	$(71,312)	$5,115,917	$-	$-

2020 Retirement Portfolio
Bond Portfolio	$-	$4,408,774	$3,114	$109,574	$(175,980)	$4,345,482	$-	$-
Equity Index Portfolio	-	5,395,350	(33,256)	(1,091,423)	(169,211)	4,101,460	-	-
International Portfolio	-	1,193,002	(13,829)	(259,539)	(54,148)	865,486	-	-
Mid-Cap Equity Index Portfolio	-	1,901,233	(20,132)	(541,647)	(67,685)	1,271,769	-	-
Mid-Term Bond Portfolio	-	3,446,373	1,923	56,217	(148,906)	3,355,607	-	-
Money Market Portfolio	-	407,698	53	876	(33,842)	374,785	-	-
Small Cap Growth Portfolio	-	373,368	(3,270)	(82,195)	(13,537)	274,366	-	-
Small Cap Value Portfolio	-	337,282	(4,807)	(111,172)	(13,537)	207,766	-	-

Total	$-	$17,463,080	$(70,204)	$(1,919,309)	$(676,846)	$14,796,721	$-	$-

2025 Retirement Portfolio
Bond Portfolio	$-	$5,031,554	$3,464	$118,542	$(326,645)	$4,826,915	$-	$-
Equity Index Portfolio	-	7,686,791	(50,398)	(1,515,636)	(378,908)	5,741,849	-	-
International Portfolio	-	1,949,921	(20,256)	(410,041)	(130,658)	1,388,966	-	-
Mid-Cap Equity Index Portfolio	-	2,781,698	(30,875)	(769,129)	(156,790)	1,824,904	-	-
Mid-Term Bond Portfolio	-	3,024,976	1,902	45,777	(235,184)	2,837,471	-	-
Small Cap Growth Portfolio	-	863,220	(5,467)	(187,679)	(39,197)	630,877	-	-
Small Cap Value Portfolio	-	747,215	(8,910)	(242,223)	(39,197)	456,885	-	-

Total	$-	$22,085,375	$(110,540)	$(2,960,389)	$(1,306,579)	$17,707,867	$-	$-

2030 Retirement Portfolio
Bond Portfolio	$-	$2,831,612	$869	$72,367	$(43,539)	$2,861,309	$-	$-
Equity Index Portfolio	-	5,157,386	(15,854)	(1,068,403)	(62,469)	4,010,660	-	-
International Portfolio	-	1,442,665	(7,047)	(326,516)	(22,716)	1,086,386	-	-
Mid-Cap Equity Index Portfolio	-	2,375,721	(10,876)	(697,750)	(30,288)	1,636,807	-	-
Mid-Term Bond Portfolio	-	767,587	235	12,840	(15,144)	765,518	-	-
Small Cap Growth Portfolio	-	674,025	(2,211)	(153,373)	(7,572)	510,869	-	-
Small Cap Value Portfolio	-	589,986	(3,149)	(202,103)	(7,572)	377,162	-	-

Total	$-	$13,838,982	$(38,033)	$(2,362,938)	$(189,300)	$11,248,711	$-	$-

2035 Retirement Portfolio
Bond Portfolio	$-	$1,020,618	$213	$25,824	$(17,576)	$1,029,079	$-	$-
Equity Index Portfolio	-	2,290,429	(4,278)	(469,094)	(27,962)	1,789,095	-	-
International Portfolio	-	700,049	(2,064)	(156,031)	(11,185)	530,769	-	-
Mid-Cap Equity Index Portfolio	-	1,157,342	(3,468)	(335,904)	(15,180)	802,790	-	-
Small Cap Growth Portfolio	-	324,493	(720)	(72,906)	(3,995)	246,872	-	-
Small Cap Value Portfolio	-	297,350	(1,066)	(100,715)	(3,995)	191,574	-	-

Total	$-	$5,790,281	$(11,383)	$(1,108,826)	$(79,893)	$4,590,179	$-	$-

2040 Retirement Portfolio
Bond Portfolio	$-	$625,612	$568	$14,568	$(64,963)	$575,785	$-	$-
Equity Index Portfolio	-	1,971,028	(7,194)	(378,267)	(160,241)	1,425,326	-	-
International Portfolio	-	688,411	(4,842)	(141,444)	(69,294)	472,831	-	-
Mid-Cap Equity Index Portfolio	-	991,258	(6,668)	(266,161)	(90,948)	627,481	-	-
Small Cap Equity Index Portfolio	-	18,716	(385)	(4,428)	(4,331)	9,572	-	-
Small Cap Growth Portfolio	-	324,671	(1,133)	(69,517)	(21,654)	232,367	-	-
Small Cap Value Portfolio	-	302,897	(1,972)	(97,251)	(21,654)	182,020	-	-

Total	$-	$4,922,593	$(21,626)	$(942,500)	$(433,085)	$3,525,382	$-	$-

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

2045 Retirement Portfolio
Bond Portfolio	$-	$262,517	$151	$6,457	$(11,924)	$257,201	$-	$-
Equity Index Portfolio	-	934,119	(11,460)	(186,629)	(32,102)	703,928	-	-
International Portfolio	-	352,336	(6,487)	(75,665)	(16,510)	253,674	-	-
Mid-Cap Equity Index Portfolio	-	517,219	(10,124)	(145,250)	(19,261)	342,584	-	-
Small Cap Equity Index Portfolio	-	8,690	(523)	(2,287)	(918)	4,962	-	-
Small Cap Growth Portfolio	-	187,491	(2,162)	(41,380)	(5,503)	138,446	-	-
Small Cap Value Portfolio	-	169,607	(3,416)	(55,909)	(5,503)	104,779	-	-

Total	$-	$2,431,979	$(34,021)	$(500,663)	$(91,721)	$1,805,574	$-	$-

2050 Retirement Portfolio
Bond Portfolio	$-	$199,366	$41	$5,005	$(3,688)	$200,724	$-	-
Equity Index Portfolio	-	829,552	(3,317)	(169,453)	(11,401)	645,381	-	-
International Portfolio	-	363,483	(2,114)	(80,778)	(6,371)	274,220	-	-
Mid-Cap Equity Index Portfolio	-	481,190	(3,237)	(138,979)	(7,377)	331,597	-	-
Small Cap Equity Index Portfolio	-	16,473	(317)	(4,786)	(670)	10,700	-	-
Small Cap Growth Portfolio	-	190,461	(669)	(42,973)	(2,012)	144,807	-	-
Small Cap Value Portfolio	-	170,271	(1,044)	(57,871)	(2,012)	109,344	-	-

Total	$-	$2,250,796	$(10,657)	$(489,835)	$(33,531)	$1,716,773	$-	$-

2055 Retirement Portfolio
Bond Portfolio	$-	$46,298	$114	$948	$(9,823)	$37,537	$-	$-
Equity Index Portfolio	-	190,468	(15,068)	(29,251)	(36,017)	110,132	-	-
International Portfolio	-	95,695	(9,752)	(14,787)	(21,829)	49,327	-	-
Mid-Cap Equity Index Portfolio	-	118,986	(14,998)	(23,859)	(24,011)	56,118	-	-
Small Cap Equity Index Portfolio	-	3,790	(1,387)	(61)	(2,183)	159	-	-
Small Cap Growth Portfolio	-	48,618	(3,339)	(8,678)	(7,640)	28,961	-	-
Small Cap Value Portfolio	-	45,213	(5,465)	(11,195)	(7,640)	20,913	-	-

Total	$-	$549,068	$(49,895)	$(86,883)	$(109,143)	$303,147	$-	$-

2060 Retirement Portfolio
Bond Portfolio	$-	$23,648	$11	$596	$(437)	$23,818	$-	$-
Equity Index Portfolio	-	114,835	(225)	(23,237)	(1,994)	89,379	-	-
International Portfolio	-	69,953	(146)	(15,542)	(1,246)	53,019	-	-
Mid-Cap Equity Index Portfolio	-	80,342	(198)	(23,059)	(1,433)	55,652	-	-
Small Cap Equity Index Portfolio	-	6,017	(18)	(1,842)	(125)	4,032	-	-
Small Cap Growth Portfolio	-	31,071	(51)	(6,917)	(499)	23,604	-	-
Small Cap Value Portfolio	-	27,935	(77)	(9,360)	(499)	17,999	-	-

Total	$-	$353,801	$(704)	$(79,361)	$(6,233)	$267,503	$-	$-

Conservative Allocation Portfolio
Bond Portfolio	$-	$2,525,983	$2,701	$61,405	$(141,136)	$2,448,953	$-	$-
Equity Index Portfolio	-	2,185,927	(24,054)	(425,613)	(117,613)	1,618,647	-	-
International Portfolio	-	471,931	(5,947)	(101,291)	(23,523)	341,170	-	-
Mid-Cap Equity Index Portfolio	-	430,949	(6,852)	(118,477)	(23,523)	282,097	-	-
Mid-Term Bond Portfolio	-	2,890,021	2,311	46,228	(164,660)	2,773,900	-	-

Total	$-	$8,504,811	$(31,841)	$(537,748)	$(470,455)	$7,464,767	$-	$-

Moderate Allocation Portfolio
Bond Portfolio	$-	$6,364,194	$8,740	$151,036	$(585,730)	$5,938,240	$-	$-
Equity Index Portfolio	-	9,142,814	(297,381)	(1,690,449)	(820,024)	6,334,960	-	-
International Portfolio	-	2,564,196	(93,630)	(518,104)	(234,292)	1,718,170	-	-
Mid-Cap Equity Index Portfolio	-	3,865,930	(192,109)	(994,389)	(351,438)	2,327,994	-	-
Mid-Term Bond Portfolio	-	3,812,608	4,002	59,687	(351,438)	3,524,859	-	-

Total	$-	$25,749,742	$(570,378)	$(2,992,219)	$(2,342,922)	$19,844,223	$-	-

Aggressive Allocation Portfolio
Bond Portfolio	$-	$993,396	$1,005	$24,252	$(32,021)	$986,632	$-	$-
Equity Index Portfolio	-	1,812,694	(13,513)	(361,589)	(56,037)	1,381,555	-	-
International Portfolio	-	756,043	(6,600)	(165,655)	(24,016)	559,772	-	-
Mid-Cap Equity Index Portfolio	-	1,016,932	(11,078)	(287,960)	(32,021)	685,873	-	-
Small Cap Growth Portfolio	-	263,499	(2,134)	(57,813)	(8,005)	195,547	-	-
Small Cap Value Portfolio	-	249,150	(3,227)	(82,201)	(8,005)	155,717	-	-

Total	$-	$5,091,714	$(35,547)	$(930,966)	$(160,105)	$3,965,096	$-	$-